UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 29, 2024
MFS®  Value Fund
EIF-SEM

MFS® Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.2%
Cigna Group	3.1%
Marsh & McLennan Cos., Inc.	2.5%
ConocoPhillips	2.5%
McKesson Corp.	2.5%
Comcast Corp., “A”	2.4%
Aon PLC	2.3%
Johnson & Johnson	2.2%
Lowe's Cos., Inc.	2.2%
GICS equity sectors (g)
Financials	26.0%
Industrials	17.5%
Health Care	15.1%
Information Technology	8.5%
Consumer Staples	7.9%
Utilities	7.1%
Energy	5.7%
Consumer Discretionary	3.6%
Materials	3.0%
Communication Services	2.6%
Real Estate	2.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	0.80%	$1,000.00	$1,097.95	$4.17
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
B	Actual	1.55%	$1,000.00	$1,094.03	$8.07
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
C	Actual	1.55%	$1,000.00	$1,093.92	$8.07
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
I	Actual	0.55%	$1,000.00	$1,099.44	$2.87
	Hypothetical (h)	0.55%	$1,000.00	$1,022.13	$2.77
R1	Actual	1.55%	$1,000.00	$1,093.93	$8.07
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
R2	Actual	1.05%	$1,000.00	$1,096.79	$5.47
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R3	Actual	0.80%	$1,000.00	$1,098.04	$4.17
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R4	Actual	0.55%	$1,000.00	$1,099.27	$2.87
	Hypothetical (h)	0.55%	$1,000.00	$1,022.13	$2.77
R6	Actual	0.44%	$1,000.00	$1,099.94	$2.30
	Hypothetical (h)	0.44%	$1,000.00	$1,022.68	$2.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 8.6%
Boeing Co. (a)	4,080,194	$831,217,122
General Dynamics Corp.	4,118,211	1,125,301,156
Honeywell International, Inc.	4,771,458	948,231,848
Northrop Grumman Corp.	2,488,388	1,147,196,636
RTX Corp.	10,489,011	940,549,616
		$4,992,496,378
Alcoholic Beverages – 1.3%
Diageo PLC	20,097,722	$751,440,001
Brokerage & Asset Managers – 4.8%
BlackRock, Inc.	803,394	$651,825,688
Citigroup, Inc.	14,246,653	790,546,775
KKR & Co., Inc.	5,837,362	573,579,190
NASDAQ, Inc.	14,319,436	804,752,303
		$2,820,703,956
Business Services – 3.1%
Accenture PLC, “A”	3,337,554	$1,250,848,488
Equifax, Inc.	2,026,455	554,417,824
		$1,805,266,312
Cable TV – 2.6%
Charter Communications, Inc., “A” (a)	387,916	$114,020,150
Comcast Corp., “A”	32,547,398	1,394,656,004
		$1,508,676,154
Chemicals – 0.7%
PPG Industries, Inc.	2,842,941	$402,560,446
Construction – 0.8%
Otis Worldwide Corp.	2,118,458	$201,889,047
Sherwin-Williams Co.	824,461	273,745,786
		$475,634,833
Consumer Products – 1.9%
Kenvue, Inc.	29,853,176	$567,210,344
Kimberly-Clark Corp.	3,352,888	406,269,439
Reckitt Benckiser Group PLC	2,614,363	164,939,457
		$1,138,419,240
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.6%
Johnson Controls International PLC	6,372,973	$377,726,110
Electronics – 6.3%
Analog Devices, Inc.	5,677,008	$1,088,963,674
KLA Corp.	1,542,996	1,052,786,171
NXP Semiconductors N.V.	2,938,000	733,706,740
Texas Instruments, Inc.	4,918,529	823,017,458
		$3,698,474,043
Energy - Independent – 4.8%
ConocoPhillips	13,097,091	$1,473,946,621
EOG Resources, Inc.	4,169,162	477,202,282
Pioneer Natural Resources Co.	3,712,293	873,094,191
		$2,824,243,094
Energy - Integrated – 0.9%
Chevron Corp.	3,434,737	$522,114,371
Food & Beverages – 3.3%
Mondelez International, Inc.	5,139,537	$375,545,968
Nestle S.A.	7,457,524	773,791,375
PepsiCo, Inc.	4,656,214	769,858,423
		$1,919,195,766
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	3,243,802	$810,528,806
Health Maintenance Organizations – 3.9%
Cigna Group	5,351,788	$1,798,950,018
Elevance Health, Inc.	944,759	473,560,449
		$2,272,510,467
Insurance – 11.7%
Aon PLC	4,181,298	$1,321,248,355
Chubb Ltd.	4,256,758	1,071,298,286
Marsh & McLennan Cos., Inc.	7,304,554	1,477,492,137
Progressive Corp.	9,936,921	1,883,642,745
Travelers Cos., Inc.	4,824,407	1,066,000,971
		$6,819,682,494
Machinery & Tools – 4.2%
Eaton Corp. PLC	2,853,503	$824,662,367
Illinois Tool Works, Inc.	2,455,720	643,766,998
PACCAR, Inc.	3,906,914	433,237,694
Trane Technologies PLC	1,898,659	535,364,878
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Veralto Corp.	349,729	$30,223,580
		$2,467,255,517
Major Banks – 7.5%
JPMorgan Chase & Co.	14,935,146	$2,778,833,265
Morgan Stanley	11,910,853	1,024,809,792
PNC Financial Services Group, Inc.	4,075,665	599,937,888
		$4,403,580,945
Medical & Health Technology & Services – 2.5%
McKesson Corp.	2,745,110	$1,431,327,805
Medical Equipment – 2.1%
Abbott Laboratories	5,301,862	$629,012,908
Boston Scientific Corp. (a)	4,773,705	316,067,008
Medtronic PLC	3,046,879	253,987,833
		$1,199,067,749
Other Banks & Diversified Financials – 2.0%
American Express Co.	5,263,117	$1,154,833,132
Pharmaceuticals – 6.7%
AbbVie, Inc.	4,395,935	$773,904,357
Johnson & Johnson	7,998,495	1,290,797,123
Merck & Co., Inc.	6,763,495	859,978,389
Pfizer, Inc.	31,561,289	838,267,836
Roche Holding AG	607,320	159,289,731
		$3,922,237,436
Railroad & Shipping – 2.7%
Canadian National Railway Co.	2,709,635	$351,412,563
Union Pacific Corp.	4,941,619	1,253,639,324
		$1,605,051,887
Real Estate – 2.2%
Prologis, Inc., REIT	7,931,120	$1,056,980,362
Public Storage, Inc., REIT	700,386	198,818,574
		$1,255,798,936
Specialty Chemicals – 1.8%
Corteva, Inc.	5,876,525	$314,511,618
DuPont de Nemours, Inc.	10,680,618	738,991,960
		$1,053,503,578
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.6%
Lowe's Cos., Inc.	5,277,990	$1,270,253,853
Target Corp.	5,326,479	814,525,169
		$2,084,779,022
Utilities - Electric Power – 7.1%
American Electric Power Co., Inc.	2,817,461	$240,019,503
Dominion Energy, Inc.	16,500,081	789,198,874
Duke Energy Corp.	10,514,291	965,527,342
Exelon Corp.	11,206,709	401,648,451
PG&E Corp.	24,015,458	400,817,994
Southern Co.	14,350,708	965,085,113
Xcel Energy, Inc.	6,851,918	361,027,559
		$4,123,324,836
Total Common Stocks (Identified Cost, $31,978,511,374)		$57,840,433,314
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $437,718,012)	437,718,012	$437,718,012

Other Assets, Less Liabilities – 0.1%		84,552,609
Net Assets – 100.0%		$58,362,703,935

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $437,718,012 and $57,840,433,314, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $31,978,511,374)	$57,840,433,314
Investments in affiliated issuers, at value (identified cost, $437,718,012)	437,718,012
Receivables for
Investments sold	35,992,917
Fund shares sold	42,965,887
Dividends	143,927,301
Other assets	212,130
Total assets	$58,501,249,561
Liabilities
Payables for
Investments purchased	$63,372,094
Fund shares reacquired	60,810,937
Payable to affiliates
Investment adviser	1,350,185
Administrative services fee	3,368
Shareholder servicing costs	11,885,134
Distribution and service fees	177,597
Payable for independent Trustees' compensation	16,186
Accrued expenses and other liabilities	930,125
Total liabilities	$138,545,626
Net assets	$58,362,703,935
Net assets consist of
Paid-in capital	$30,737,669,159
Total distributable earnings (loss)	27,625,034,776
Net assets	$58,362,703,935
Shares of beneficial interest outstanding	1,183,288,418
8

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,893,224,832	160,435,409	$49.20
Class B	21,295,302	434,066	49.06
Class C	445,571,148	9,180,101	48.54
Class I	24,697,693,725	498,375,087	49.56
Class R1	9,898,736	206,170	48.01
Class R2	274,952,726	5,661,454	48.57
Class R3	2,659,881,989	54,346,736	48.94
Class R4	1,753,940,361	35,654,797	49.19
Class R6	20,606,245,116	418,994,598	49.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $52.20 [100 / 94.25 x $49.20]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
9

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$663,387,963
Dividends from affiliated issuers	5,898,189
Other	281,788
Income on securities loaned	200,526
Interest	76,121
Foreign taxes withheld	(1,441,479)
Total investment income	$668,403,108
Expenses
Management fee	$122,520,815
Distribution and service fees	15,572,884
Shareholder servicing costs	20,252,709
Administrative services fee	305,292
Independent Trustees' compensation	77,141
Custodian fee	292,063
Shareholder communications	991,326
Audit and tax fees	35,248
Legal fees	150,941
Miscellaneous	656,152
Total expenses	$160,854,571
Reduction of expenses by investment adviser and distributor	(3,581,505)
Net expenses	$157,273,066
Net investment income (loss)	$511,130,042
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,650,652,798
Affiliated issuers	(79,268)
Foreign currency	9,483
Net realized gain (loss)	$2,650,583,013
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,171,176,652
Affiliated issuers	(15,926)
Translation of assets and liabilities in foreign currencies	(614,832)
Net unrealized gain (loss)	$2,170,545,894
Net realized and unrealized gain (loss)	$4,821,128,907
Change in net assets from operations	$5,332,258,949
See Notes to Financial Statements
10

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$511,130,042	$1,097,933,123
Net realized gain (loss)	2,650,583,013	3,510,313,500
Net unrealized gain (loss)	2,170,545,894	(625,627,855)
Change in net assets from operations	$5,332,258,949	$3,982,618,768
Total distributions to shareholders	$(4,106,086,983)	$(4,195,325,497)
Change in net assets from fund share transactions	$40,108,892	$(1,092,875,927)
Total change in net assets	$1,266,280,858	$(1,305,582,656)
Net assets
At beginning of period	57,096,423,077	58,402,005,733
At end of period	$58,362,703,935	$57,096,423,077
See Notes to Financial Statements
11

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$48.21	$48.43	$53.60	$41.31	$41.31	$40.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.80	$0.70	$0.59	$0.63	$0.79
Net realized and unrealized gain (loss)	4.15	2.43	(4.12)	12.77	0.57	1.03
Total from investment operations	$4.53	$3.23	$(3.42)	$13.36	$1.20	$1.82
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.76)	$(0.69)	$(0.60)	$(0.65)	$(0.79)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.54)	$(3.45)	$(1.75)	$(1.07)	$(1.20)	$(1.33)
Net asset value, end of period (x)	$49.20	$48.21	$48.43	$53.60	$41.31	$41.31
Total return (%) (r)(s)(t)(x)	9.80(n)	6.90	(6.59)	32.85	2.93	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.80	0.81	0.80	0.83	0.83
Expenses after expense reductions	0.80(a)	0.79	0.79	0.79	0.82	0.82
Net investment income (loss)	1.61(a)	1.67	1.36	1.25	1.56	2.00
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$7,893,225	$7,661,572	$7,741,830	$8,523,158	$6,460,837	$6,520,132
See Notes to Financial Statements
12

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$48.04	$48.25	$53.38	$41.12	$41.09	$40.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.44	$0.30	$0.23	$0.32	$0.49
Net realized and unrealized gain (loss)	4.15	2.42	(4.08)	12.74	0.58	1.03
Total from investment operations	$4.35	$2.86	$(3.78)	$12.97	$0.90	$1.52
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.38)	$(0.29)	$(0.24)	$(0.32)	$(0.48)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.33)	$(3.07)	$(1.35)	$(0.71)	$(0.87)	$(1.02)
Net asset value, end of period (x)	$49.06	$48.04	$48.25	$53.38	$41.12	$41.09
Total return (%) (r)(s)(t)(x)	9.40(n)	6.07	(7.29)	31.87	2.15	4.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56(a)	1.55	1.56	1.55	1.58	1.58
Expenses after expense reductions	1.55(a)	1.54	1.54	1.54	1.56	1.57
Net investment income (loss)	0.84(a)	0.92	0.59	0.50	0.79	1.24
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$21,295	$26,011	$35,955	$52,833	$55,897	$84,737
See Notes to Financial Statements
13

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$47.58	$47.82	$52.94	$40.80	$40.80	$40.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.43	$0.30	$0.23	$0.32	$0.49
Net realized and unrealized gain (loss)	4.10	2.42	(4.05)	12.63	0.56	1.03
Total from investment operations	$4.30	$2.85	$(3.75)	$12.86	$0.88	$1.52
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.40)	$(0.31)	$(0.25)	$(0.33)	$(0.49)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.34)	$(3.09)	$(1.37)	$(0.72)	$(0.88)	$(1.03)
Net asset value, end of period (x)	$48.54	$47.58	$47.82	$52.94	$40.80	$40.80
Total return (%) (r)(s)(t)(x)	9.39(n)	6.11	(7.29)	31.86	2.14	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56(a)	1.55	1.56	1.55	1.58	1.58
Expenses after expense reductions	1.55(a)	1.54	1.54	1.54	1.57	1.57
Net investment income (loss)	0.85(a)	0.92	0.60	0.50	0.80	1.24
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$445,571	$476,461	$562,575	$686,442	$650,697	$881,020
See Notes to Financial Statements
14

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$48.54	$48.75	$53.94	$41.56	$41.56	$41.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.93	$0.83	$0.71	$0.74	$0.90
Net realized and unrealized gain (loss)	4.19	2.44	(4.14)	12.85	0.56	1.02
Total from investment operations	$4.63	$3.37	$(3.31)	$13.56	$1.30	$1.92
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.89)	$(0.82)	$(0.71)	$(0.75)	$(0.88)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.61)	$(3.58)	$(1.88)	$(1.18)	$(1.30)	$(1.42)
Net asset value, end of period (x)	$49.56	$48.54	$48.75	$53.94	$41.56	$41.56
Total return (%) (r)(s)(t)(x)	9.94(n)	7.15	(6.36)	33.20	3.18	5.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56(a)	0.55	0.56	0.55	0.58	0.58
Expenses after expense reductions	0.55(a)	0.54	0.54	0.54	0.57	0.57
Net investment income (loss)	1.86(a)	1.93	1.60	1.50	1.81	2.25
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$24,697,694	$24,247,677	$24,634,555	$27,444,959	$21,027,882	$20,076,773
See Notes to Financial Statements
15

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$47.10	$47.39	$52.47	$40.45	$40.47	$40.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.43	$0.30	$0.23	$0.32	$0.48
Net realized and unrealized gain (loss)	4.07	2.38	(4.01)	12.52	0.55	1.02
Total from investment operations	$4.26	$2.81	$(3.71)	$12.75	$0.87	$1.50
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.41)	$(0.31)	$(0.26)	$(0.34)	$(0.50)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.35)	$(3.10)	$(1.37)	$(0.73)	$(0.89)	$(1.04)
Net asset value, end of period (x)	$48.01	$47.10	$47.39	$52.47	$40.45	$40.47
Total return (%) (r)(s)(t)(x)	9.39(n)	6.08	(7.28)	31.88	2.13	4.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56(a)	1.55	1.56	1.55	1.58	1.58
Expenses after expense reductions	1.55(a)	1.54	1.54	1.54	1.57	1.57
Net investment income (loss)	0.84(a)	0.92	0.60	0.50	0.80	1.24
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$9,899	$13,878	$16,339	$20,580	$18,914	$21,820
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$47.62	$47.88	$53.01	$40.86	$40.87	$40.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.67	$0.56	$0.46	$0.52	$0.68
Net realized and unrealized gain (loss)	4.12	2.41	(4.07)	12.64	0.56	1.03
Total from investment operations	$4.43	$3.08	$(3.51)	$13.10	$1.08	$1.71
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.65)	$(0.56)	$(0.48)	$(0.54)	$(0.69)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.48)	$(3.34)	$(1.62)	$(0.95)	$(1.09)	$(1.23)
Net asset value, end of period (x)	$48.57	$47.62	$47.88	$53.01	$40.86	$40.87
Total return (%) (r)(s)(t)(x)	9.68(n)	6.62	(6.83)	32.53	2.66	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.05	1.06	1.05	1.08	1.08
Expenses after expense reductions	1.05(a)	1.04	1.04	1.04	1.07	1.07
Net investment income (loss)	1.35(a)	1.42	1.10	1.00	1.30	1.73
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$274,953	$298,178	$323,438	$409,939	$359,598	$437,221
See Notes to Financial Statements
17

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$47.97	$48.22	$53.37	$41.14	$41.15	$40.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.80	$0.69	$0.59	$0.63	$0.79
Net realized and unrealized gain (loss)	4.13	2.41	(4.08)	12.71	0.56	1.03
Total from investment operations	$4.51	$3.21	$(3.39)	$13.30	$1.19	$1.82
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.77)	$(0.70)	$(0.60)	$(0.65)	$(0.79)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.54)	$(3.46)	$(1.76)	$(1.07)	$(1.20)	$(1.33)
Net asset value, end of period (x)	$48.94	$47.97	$48.22	$53.37	$41.14	$41.15
Total return (%) (r)(s)(t)(x)	9.80(n)	6.87	(6.58)	32.85	2.92	4.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.80	0.81	0.80	0.83	0.83
Expenses after expense reductions	0.80(a)	0.79	0.79	0.79	0.82	0.82
Net investment income (loss)	1.61(a)	1.67	1.35	1.25	1.56	1.99
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$2,659,882	$2,553,121	$2,479,059	$2,774,355	$2,036,093	$2,096,743
See Notes to Financial Statements
18

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$48.21	$48.44	$53.61	$41.31	$41.32	$40.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.92	$0.82	$0.70	$0.73	$0.89
Net realized and unrealized gain (loss)	4.15	2.43	(4.11)	12.78	0.56	1.03
Total from investment operations	$4.59	$3.35	$(3.29)	$13.48	$1.29	$1.92
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.89)	$(0.82)	$(0.71)	$(0.75)	$(0.88)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.61)	$(3.58)	$(1.88)	$(1.18)	$(1.30)	$(1.42)
Net asset value, end of period (x)	$49.19	$48.21	$48.44	$53.61	$41.31	$41.32
Total return (%) (r)(s)(t)(x)	9.93(n)	7.16	(6.36)	33.20	3.17	5.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56(a)	0.55	0.56	0.55	0.58	0.58
Expenses after expense reductions	0.55(a)	0.54	0.54	0.54	0.57	0.57
Net investment income (loss)	1.85(a)	1.92	1.59	1.50	1.80	2.24
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$1,753,940	$1,803,820	$1,936,377	$2,625,508	$2,323,830	$2,916,674
See Notes to Financial Statements
19

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$48.20	$48.43	$53.60	$41.31	$41.32	$40.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.97	$0.88	$0.76	$0.78	$0.93
Net realized and unrealized gain (loss)	4.16	2.43	(4.11)	12.76	0.55	1.02
Total from investment operations	$4.62	$3.40	$(3.23)	$13.52	$1.33	$1.95
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.94)	$(0.88)	$(0.76)	$(0.79)	$(0.92)
From net realized gain	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)	(0.54)
Total distributions declared to shareholders	$(3.64)	$(3.63)	$(1.94)	$(1.23)	$(1.34)	$(1.46)
Net asset value, end of period (x)	$49.18	$48.20	$48.43	$53.60	$41.31	$41.32
Total return (%) (r)(s)(t)(x)	9.99(n)	7.28	(6.26)	33.33	3.29	5.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.45	0.44	0.45	0.47	0.48
Expenses after expense reductions	0.44(a)	0.44	0.43	0.44	0.46	0.47
Net investment income (loss)	1.96(a)	2.03	1.72	1.60	1.92	2.35
Portfolio turnover	8(n)	12	12	8	16	11
Net assets at end of period (000 omitted)	$20,606,245	$20,015,706	$20,671,878	$22,910,207	$16,158,507	$14,716,194

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
20

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
21

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
22

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$57,840,433,314	$—	$—	$57,840,433,314
Mutual Funds	437,718,012	—	—	437,718,012
Total	$58,278,151,326	$—	$—	$58,278,151,326
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.  At February 29, 2024, there were no securities on loan or collateral outstanding.
23

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
24

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$1,070,687,344
Long-term capital gains	3,124,638,153
Total distributions	$4,195,325,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$32,524,222,858
Gross appreciation	26,403,670,790
Gross depreciation	(649,742,322)
Net unrealized appreciation (depreciation)	$25,753,928,468
As of 8/31/23
Undistributed ordinary income	205,880,062
Undistributed long-term capital gain	2,587,376,057
Other temporary differences	962,440
Net unrealized appreciation (depreciation)	23,604,644,251
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$544,441,624	$551,687,615
Class B	1,602,171	2,129,786
Class C	30,852,173	35,146,957
Class I	1,735,756,246	1,755,219,721
Class R1	924,640	1,026,641
Class R2	20,720,921	22,240,355
Class R3	183,140,701	181,399,016
Class R4	129,856,525	138,758,105
Class R6	1,458,791,982	1,507,717,301
Total	$4,106,086,983	$4,195,325,497
25

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $3,581,154, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.43% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $265,817 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
26

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 9,349,310
Class B	0.75%	0.25%	1.00%	1.00%	115,527
Class C	0.75%	0.25%	1.00%	1.00%	2,222,782
Class R1	0.75%	0.25%	1.00%	1.00%	60,676
Class R2	0.25%	0.25%	0.50%	0.50%	703,204
Class R3	—	0.25%	0.25%	0.25%	3,121,385
Total Distribution and Service Fees					$15,572,884
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 29, 2024, this rebate amounted to $230, $14, and $107 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$27,202
Class B	4,532
Class C	10,212
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $458,175, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,794,534.
27

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0011% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $281,788, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $4,280,969,510 and $7,906,389,610, respectively.
28

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,977,816	$424,489,708	20,294,433	$967,333,947
Class B	5,922	277,814	15,754	744,064
Class C	634,567	29,637,426	1,350,932	63,865,236
Class I	41,832,133	1,989,869,588	88,474,107	4,248,776,372
Class R1	19,663	907,734	93,477	4,462,218
Class R2	516,666	23,989,517	909,315	42,973,930
Class R3	3,756,361	177,439,518	8,233,341	390,788,500
Class R4	2,201,224	104,262,255	6,512,350	309,671,787
Class R6	23,028,700	1,087,652,532	58,826,001	2,802,427,943
	80,973,052	$3,838,526,092	184,709,710	$8,831,043,997
Shares issued to shareholders in reinvestment of distributions
Class A	9,591,371	$449,144,946	9,622,375	$454,773,857
Class B	33,146	1,549,906	43,305	2,047,339
Class C	559,775	25,895,606	625,070	29,265,383
Class I	30,341,226	1,430,279,639	30,616,507	1,455,075,269
Class R1	20,205	924,640	22,146	1,026,641
Class R2	446,661	20,656,854	473,548	22,137,591
Class R3	3,929,128	183,015,015	3,856,794	181,396,095
Class R4	2,710,815	126,869,217	2,861,279	135,064,057
Class R6	28,668,550	1,340,897,859	29,120,615	1,373,877,958
	76,300,877	$3,579,233,682	77,241,639	$3,654,664,190
Shares reacquired
Class A	(17,066,249)	$(807,125,727)	(30,835,478)	$(1,469,949,612)
Class B	(146,388)	(6,911,572)	(262,928)	(12,473,864)
Class C	(2,028,795)	(94,678,365)	(3,725,416)	(175,284,541)
Class I	(73,344,707)	(3,495,013,166)	(124,906,760)	(6,004,551,022)
Class R1	(128,338)	(5,914,454)	(165,796)	(7,819,288)
Class R2	(1,563,140)	(73,238,730)	(1,876,566)	(88,377,011)
Class R3	(6,557,405)	(307,029,295)	(10,288,096)	(488,102,680)
Class R4	(6,674,796)	(316,120,847)	(11,933,485)	(570,618,867)
Class R6	(47,971,163)	(2,271,618,726)	(99,479,797)	(4,761,407,229)
	(155,480,981)	$(7,377,650,882)	(283,474,322)	$(13,578,584,114)
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	1,502,938	$66,508,927	(918,670)	$(47,841,808)
Class B	(107,320)	(5,083,852)	(203,869)	(9,682,461)
Class C	(834,453)	(39,145,333)	(1,749,414)	(82,153,922)
Class I	(1,171,348)	(74,863,939)	(5,816,146)	(300,699,381)
Class R1	(88,470)	(4,082,080)	(50,173)	(2,330,429)
Class R2	(599,813)	(28,592,359)	(493,703)	(23,265,490)
Class R3	1,128,084	53,425,238	1,802,039	84,081,915
Class R4	(1,762,757)	(84,989,375)	(2,559,856)	(125,883,023)
Class R6	3,726,087	156,931,665	(11,533,181)	(585,101,328)
	1,792,948	$40,108,892	(21,522,973)	$(1,092,875,927)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
30

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $142,524 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,098,874	$3,845,150,483	$3,567,436,151	$(79,268)	$(15,926)	$437,718,012

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,898,189	$—
(8) Redemptions In-Kind
On December 8, 2023, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $169,695,866. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $90,645,677 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
(9) Subsequent Event
On April 5, 2024, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $143,086,385.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain (loss) of $81,483,431 for the fund.
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Low Volatility Global
Equity Fund
LVO-SEM

MFS® Low Volatility Global
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
McKesson Corp.	3.0%
Microsoft Corp.	2.8%
Merck & Co., Inc.	2.7%
DBS Group Holdings Ltd.	2.6%
Constellation Software, Inc.	2.4%
Johnson & Johnson	2.4%
Eli Lilly & Co.	2.2%
Colgate-Palmolive Co.	2.1%
Jollibee Foods Corp.	2.1%
KDDI Corp.	2.0%
GICS equity sectors (g)
Information Technology	16.9%
Health Care	16.7%
Financials	16.3%
Consumer Staples	11.2%
Industrials	10.1%
Communication Services	9.6%
Consumer Discretionary	8.2%
Utilities	6.9%
Materials	2.0%
Real Estate	1.2%
Energy	0.5%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
United States	58.5%
Japan	10.3%
Canada	5.3%
Singapore	4.9%
Philippines	3.8%
Switzerland	3.8%
South Korea	2.7%
United Kingdom	2.1%
Thailand	1.6%
Other Countries	7.0%
Currency exposure weightings (y)
United States Dollar	59.4%
Japanese Yen	10.3%
Singapore Dollar	4.9%
Canadian Dollar	4.8%
Euro	4.0%
Philippine Peso	3.8%
Swiss Franc	3.8%
South Korean Won	2.7%
British Pound Sterling	2.1%
Other Currencies	4.2%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.00%	$1,000.00	$1,094.68	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
B	Actual	1.75%	$1,000.00	$1,090.27	$9.09
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
C	Actual	1.75%	$1,000.00	$1,090.70	$9.10
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
I	Actual	0.75%	$1,000.00	$1,096.11	$3.91
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
R1	Actual	1.75%	$1,000.00	$1,090.85	$9.10
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
R2	Actual	1.25%	$1,000.00	$1,093.19	$6.51
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R3	Actual	1.00%	$1,000.00	$1,094.51	$5.21
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R4	Actual	0.75%	$1,000.00	$1,096.14	$3.91
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
R6	Actual	0.66%	$1,000.00	$1,096.80	$3.44
	Hypothetical (h)	0.66%	$1,000.00	$1,021.58	$3.32
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include approximately 0.01% of interest related expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
4

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 2.2%
General Dynamics Corp.	9,460	$2,584,945
Singapore Technologies Engineering Ltd.	961,000	2,842,540
		$5,427,485
Automotive – 0.5%
Bridgestone Corp.	30,400	$1,307,086
Brokerage & Asset Managers – 0.4%
IG Group Holdings PLC	113,054	$997,529
Business Services – 4.8%
Accenture PLC, “A”	8,588	$3,218,611
Fiserv, Inc. (a)	8,356	1,247,300
NS Solutions Corp.	103,000	3,442,036
Secom Co. Ltd.	20,800	1,515,048
Serco Group PLC	520,712	1,231,112
Sohgo Security Services Co. Ltd.	180,400	999,107
		$11,653,214
Cable TV – 0.7%
Comcast Corp., “A”	41,552	$1,780,503
Computer Software – 4.4%
ACI Worldwide, Inc. (a)	85,666	$2,819,268
Check Point Software Technologies Ltd. (a)	6,436	1,032,463
Microsoft Corp.	16,335	6,756,810
		$10,608,541
Computer Software - Systems – 6.0%
Apple, Inc.	6,423	$1,160,957
Constellation Software, Inc.	2,079	5,788,066
Fujitsu Ltd.	12,800	1,996,585
Hitachi Ltd.	18,000	1,520,611
SS&C Technologies Holdings, Inc.	22,878	1,458,701
Venture Corp. Ltd.	263,300	2,739,549
		$14,664,469
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,538	$1,334,452
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.8%
Colgate-Palmolive Co.	59,903	$5,182,807
Kimberly-Clark Corp.	21,139	2,561,413
Procter & Gamble Co.	9,040	1,436,818
		$9,181,038
Consumer Services – 0.4%
Booking Holdings, Inc.	310	$1,075,337
Electrical Equipment – 0.4%
TE Connectivity Ltd.	7,438	$1,067,799
Electronics – 2.6%
Analog Devices, Inc.	16,364	$3,138,942
Kyocera Corp.	213,300	3,136,472
		$6,275,414
Energy - Integrated – 0.5%
TotalEnergies SE	18,638	$1,188,291
Food & Beverages – 4.7%
General Mills, Inc.	50,745	$3,256,814
J.M. Smucker Co.	13,483	1,620,252
Mondelez International, Inc.	26,666	1,948,485
Nestle S.A.	17,111	1,775,434
PepsiCo, Inc.	17,561	2,903,536
		$11,504,521
Food & Drug Stores – 1.3%
Sundrug Co. Ltd.	50,900	$1,586,551
Tesco PLC	462,165	1,626,493
		$3,213,044
General Merchandise – 0.9%
Dollarama, Inc.	29,165	$2,256,008
Health Maintenance Organizations – 0.7%
Cigna Group	5,214	$1,752,634
Insurance – 6.8%
Chubb Ltd.	8,526	$2,145,739
Everest Group Ltd.	11,331	4,179,779
MetLife, Inc.	30,811	2,148,759
Reinsurance Group of America, Inc.	15,980	2,826,063
Samsung Fire & Marine Insurance Co. Ltd.	15,430	3,453,094
Zurich Insurance Group AG	3,220	1,711,313
		$16,464,747
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.5%
Alphabet, Inc., “A” (a)	25,888	$3,584,452
Leisure & Toys – 2.1%
Electronic Arts, Inc.	29,601	$4,128,748
Sankyo Co. Ltd.	89,000	1,015,141
		$5,143,889
Machinery & Tools – 1.7%
Eaton Corp. PLC	14,163	$4,093,107
Major Banks – 5.9%
DBS Group Holdings Ltd.	253,600	$6,281,809
JPMorgan Chase & Co.	24,565	4,570,564
Mitsubishi UFJ Financial Group, Inc.	115,400	1,186,945
Royal Bank of Canada	11,717	1,137,486
Wells Fargo & Co.	23,384	1,299,917
		$14,476,721
Medical & Health Technology & Services – 3.0%
McKesson Corp.	14,035	$7,317,989
Medical Equipment – 1.0%
Becton, Dickinson and Co.	4,695	$1,105,907
Medtronic PLC	16,162	1,347,265
		$2,453,172
Natural Gas - Distribution – 1.5%
Atmos Energy Corp.	8,778	$991,124
Italgas S.p.A.	471,091	2,568,686
		$3,559,810
Network & Telecom – 0.8%
Motorola Solutions, Inc.	5,725	$1,891,483
Other Banks & Diversified Financials – 2.7%
Banco de Oro Unibank, Inc.	1,567,050	$4,265,030
Mastercard, Inc., “A”	2,587	1,228,204
Visa, Inc., “A”	4,078	1,152,606
		$6,645,840
Pharmaceuticals – 11.9%
Eli Lilly & Co.	7,190	$5,418,959
Johnson & Johnson	35,848	5,785,150
Merck & Co., Inc.	50,635	6,438,240
Novartis AG	14,592	1,476,608
Novo Nordisk A.S., “B”	14,703	1,747,560
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	16,063	$4,213,053
Sanofi	10,910	1,036,357
Vertex Pharmaceuticals, Inc. (a)	7,115	2,993,565
		$29,109,492
Pollution Control – 1.7%
Republic Services, Inc.	22,628	$4,154,501
Precious Metals & Minerals – 1.5%
Franco-Nevada Corp.	35,670	$3,734,554
Railroad & Shipping – 1.1%
Sankyu, Inc.	43,700	$1,542,267
West Japan Railway Co.	24,200	1,005,805
		$2,548,072
Real Estate – 0.7%
Public Storage, Inc., REIT	5,742	$1,629,982
Restaurants – 4.2%
Jollibee Foods Corp.	1,031,760	$5,025,276
McDonald's Corp.	8,598	2,513,024
Starbucks Corp.	29,008	2,752,859
		$10,291,159
Specialty Chemicals – 0.4%
RPM International, Inc.	9,137	$1,053,953
Specialty Stores – 2.6%
AutoZone, Inc. (a)	765	$2,299,605
TJX Cos., Inc.	18,059	1,790,369
Walmart Stores, Inc.	38,493	2,256,075
		$6,346,049
Telecommunications - Wireless – 3.6%
Advanced Info Service Public Co. Ltd.	700,500	$3,984,442
KDDI Corp.	159,500	4,845,004
		$8,829,446
Telephone Services – 2.1%
Koninklijke KPN N.V.	996,501	$3,643,551
Orange S.A.	116,843	1,339,367
		$4,982,918
Tobacco – 0.5%
British American Tobacco PLC	42,164	$1,248,093
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.6%
Knight-Swift Transportation Holdings, Inc.	27,349	$1,540,843
Utilities - Electric Power – 5.5%
CLP Holdings Ltd.	410,000	$3,416,885
Duke Energy Corp.	13,497	1,239,430
Edison International	40,543	2,757,735
Equatorial Energia S.A.	157,100	1,080,179
Evergy, Inc.	24,960	1,236,518
PG&E Corp.	91,309	1,523,947
Xcel Energy, Inc.	39,509	2,081,729
		$13,336,423
Total Common Stocks (Identified Cost, $178,152,312)		$239,724,060
Preferred Stocks – 1.3%
Computer Software - Systems – 1.3%
Samsung Electronics Co. Ltd. (Identified Cost, $2,789,892)	65,235	$3,115,760

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)(Identified Cost, $0)	CAD 11.5	N/A	2,938	$0

Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $549,123)	549,123	$549,123

Other Assets, Less Liabilities – 0.2%		428,816
Net Assets – 100.0%		$243,817,759

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $549,123 and $242,839,820, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
9

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $180,942,204)	$242,839,820
Investments in affiliated issuers, at value (identified cost, $549,123)	549,123
Cash	10,174
Foreign currency, at value (identified cost, $22)	22
Receivables for
Fund shares sold	143,227
Dividends	582,335
Receivable from investment adviser	3,868
Other assets	41,494
Total assets	$244,170,063
Liabilities
Payables for
Fund shares reacquired	$225,214
Payable to affiliates
Administrative services fee	247
Shareholder servicing costs	32,539
Distribution and service fees	660
Payable for independent Trustees' compensation	1,221
Deferred foreign capital gains tax expense payable	24,600
Payable for audit and tax fees	31,920
Accrued expenses and other liabilities	35,903
Total liabilities	$352,304
Net assets	$243,817,759
Net assets consist of
Paid-in capital	$176,066,536
Total distributable earnings (loss)	67,751,223
Net assets	$243,817,759
Shares of beneficial interest outstanding	14,924,679
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$31,540,331	1,930,069	$16.34
Class B	289,406	17,871	16.19
Class C	3,644,052	225,518	16.16
Class I	101,518,557	6,209,822	16.35
Class R1	157,551	9,689	16.26
Class R2	183,153	11,202	16.35
Class R3	103,319	6,312	16.37
Class R4	101,607	6,214	16.35
Class R6	106,279,783	6,507,982	16.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.34 [100 / 94.25 x $16.34]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$2,512,338
Dividends from affiliated issuers	26,507
Other	8,443
Interest	1,995
Income on securities loaned	1,522
Foreign taxes withheld	(100,839)
Total investment income	$2,449,966
Expenses
Management fee	$697,795
Distribution and service fees	58,432
Shareholder servicing costs	73,956
Administrative services fee	23,194
Independent Trustees' compensation	3,508
Custodian fee	32,615
Shareholder communications	12,559
Audit and tax fees	34,338
Legal fees	766
Registration fees	65,437
Miscellaneous	28,311
Total expenses	$1,030,911
Reduction of expenses by investment adviser	(64,196)
Net expenses	$966,715
Net investment income (loss)	$1,483,251
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $32,236 foreign capital gains tax)	$8,347,191
Affiliated issuers	(67)
Foreign currency	(19,748)
Net realized gain (loss)	$8,327,376
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $64,316 decrease in deferred foreign capital gains tax)	$10,031,201
Affiliated issuers	(187)
Translation of assets and liabilities in foreign currencies	(8,506)
Net unrealized gain (loss)	$10,022,508
Net realized and unrealized gain (loss)	$18,349,884
Change in net assets from operations	$19,833,135
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$1,483,251	$4,864,434
Net realized gain (loss)	8,327,376	(18,112)
Net unrealized gain (loss)	10,022,508	23,359,410
Change in net assets from operations	$19,833,135	$28,205,732
Total distributions to shareholders	$(3,004,293)	$(10,214,151)
Change in net assets from fund share transactions	$(91,583,396)	$61,624,592
Total change in net assets	$(74,754,554)	$79,616,173
Net assets
At beginning of period	318,572,313	238,956,140
At end of period	$243,817,759	$318,572,313
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.08	$14.14	$17.04	$14.18	$13.92	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.22	$0.19	$0.17	$0.23	$0.25
Net realized and unrealized gain (loss)	1.35	1.25	(1.64)	2.90	0.39	0.56
Total from investment operations	$1.42	$1.47	$(1.45)	$3.07	$0.62	$0.81
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.16)	$(0.21)	$(0.27)	$(0.23)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.16)	$(0.53)	$(1.45)	$(0.21)	$(0.36)	$(0.62)
Net asset value, end of period (x)	$16.34	$15.08	$14.14	$17.04	$14.18	$13.92
Total return (%) (r)(s)(t)(x)	9.47(n)	10.67	(9.35)	21.83	4.60	6.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.03	1.05	1.04	1.05	1.05
Expenses after expense reductions	1.00(a)	0.99	0.99	0.99	0.99	0.98
Net investment income (loss)	0.88(a)(l)	1.50	1.23	1.14	1.68	1.86
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$31,540	$33,745	$25,531	$25,815	$23,494	$19,981
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$14.94	$14.00	$16.90	$14.08	$13.82	$13.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.11	$0.07	$0.06	$0.12	$0.14
Net realized and unrealized gain (loss)	1.34	1.24	(1.62)	2.86	0.40	0.57
Total from investment operations	$1.35	$1.35	$(1.55)	$2.92	$0.52	$0.71
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.07)	$(0.06)	$(0.10)	$(0.17)	$(0.13)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.10)	$(0.41)	$(1.35)	$(0.10)	$(0.26)	$(0.52)
Net asset value, end of period (x)	$16.19	$14.94	$14.00	$16.90	$14.08	$13.82
Total return (%) (r)(s)(t)(x)	9.03(n)	9.90	(10.03)	20.88	3.81	5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80(a)	1.78	1.80	1.78	1.80	1.79
Expenses after expense reductions	1.75(a)	1.74	1.74	1.74	1.75	1.74
Net investment income (loss)	0.15(a)(l)	0.75	0.48	0.40	0.88	1.03
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$289	$361	$438	$475	$410	$410
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$14.91	$13.98	$16.88	$14.05	$13.80	$13.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.11	$0.07	$0.06	$0.12	$0.14
Net realized and unrealized gain (loss)	1.34	1.24	(1.62)	2.88	0.39	0.57
Total from investment operations	$1.35	$1.35	$(1.55)	$2.94	$0.51	$0.71
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.08)	$(0.06)	$(0.11)	$(0.17)	$(0.14)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.10)	$(0.42)	$(1.35)	$(0.11)	$(0.26)	$(0.53)
Net asset value, end of period (x)	$16.16	$14.91	$13.98	$16.88	$14.05	$13.80
Total return (%) (r)(s)(t)(x)	9.07(n)	9.89	(10.04)	21.00	3.77	5.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80(a)	1.78	1.80	1.79	1.80	1.80
Expenses after expense reductions	1.75(a)	1.74	1.74	1.74	1.75	1.74
Net investment income (loss)	0.09(a)(l)	0.74	0.49	0.39	0.90	1.02
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$3,644	$3,405	$3,001	$3,133	$3,261	$2,876
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.09	$14.14	$17.05	$14.18	$13.92	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.24	$0.21	$0.26	$0.28
Net realized and unrealized gain (loss)	1.34	1.25	(1.66)	2.90	0.39	0.56
Total from investment operations	$1.44	$1.51	$(1.42)	$3.11	$0.65	$0.84
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.20)	$(0.24)	$(0.30)	$(0.26)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.18)	$(0.56)	$(1.49)	$(0.24)	$(0.39)	$(0.65)
Net asset value, end of period (x)	$16.35	$15.09	$14.14	$17.05	$14.18	$13.92
Total return (%) (r)(s)(t)(x)	9.61(n)	11.02	(9.18)	22.21	4.85	6.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.78	0.80	0.79	0.80	0.79
Expenses after expense reductions	0.75(a)	0.74	0.74	0.74	0.75	0.74
Net investment income (loss)	1.27(a)(l)	1.77	1.53	1.38	1.88	2.09
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$101,519	$179,777	$124,266	$102,723	$106,849	$118,907
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.00	$14.07	$16.97	$14.13	$13.88	$13.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.11	$0.07	$0.06	$0.12	$0.14
Net realized and unrealized gain (loss)	1.35	1.24	(1.63)	2.89	0.39	0.58
Total from investment operations	$1.36	$1.35	$(1.56)	$2.95	$0.51	$0.72
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.08)	$(0.05)	$(0.11)	$(0.17)	$(0.14)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.10)	$(0.42)	$(1.34)	$(0.11)	$(0.26)	$(0.53)
Net asset value, end of period (x)	$16.26	$15.00	$14.07	$16.97	$14.13	$13.88
Total return (%) (r)(s)(t)(x)	9.08(n)	9.82	(10.00)	20.96	3.74	5.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.80(a)	1.78	1.80	1.78	1.80	1.79
Expenses after expense reductions	1.75(a)	1.74	1.74	1.74	1.75	1.74
Net investment income (loss)	0.09(a)(l)	0.74	0.48	0.40	0.90	1.03
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$158	$140	$130	$149	$109	$96
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.09	$14.14	$17.04	$14.18	$13.92	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.18	$0.15	$0.15	$0.19	$0.21
Net realized and unrealized gain (loss)	1.35	1.26	(1.65)	2.88	0.40	0.57
Total from investment operations	$1.40	$1.44	$(1.50)	$3.03	$0.59	$0.78
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.11)	$(0.17)	$(0.24)	$(0.20)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.14)	$(0.49)	$(1.40)	$(0.17)	$(0.33)	$(0.59)
Net asset value, end of period (x)	$16.35	$15.09	$14.14	$17.04	$14.18	$13.92
Total return (%) (r)(s)(t)(x)	9.32(n)	10.46	(9.63)	21.56	4.33	6.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.30(a)	1.28	1.30	1.28	1.30	1.29
Expenses after expense reductions	1.25(a)	1.24	1.24	1.24	1.25	1.24
Net investment income (loss)	0.59(a)(l)	1.25	0.98	0.94	1.37	1.53
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$183	$166	$137	$263	$170	$75
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.11	$14.16	$17.06	$14.20	$13.94	$13.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.22	$0.19	$0.18	$0.23	$0.24
Net realized and unrealized gain (loss)	1.35	1.26	(1.64)	2.89	0.39	0.58
Total from investment operations	$1.42	$1.48	$(1.45)	$3.07	$0.62	$0.82
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.16)	$(0.21)	$(0.27)	$(0.23)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.16)	$(0.53)	$(1.45)	$(0.21)	$(0.36)	$(0.62)
Net asset value, end of period (x)	$16.37	$15.11	$14.16	$17.06	$14.20	$13.94
Total return (%) (r)(s)(t)(x)	9.45(n)	10.72	(9.34)	21.81	4.58	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.03	1.05	1.04	1.05	1.04
Expenses after expense reductions	1.00(a)	0.99	0.99	0.99	1.00	0.99
Net investment income (loss)	0.86(a)(l)	1.50	1.23	1.15	1.65	1.78
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$103	$104	$92	$98	$79	$71
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.09	$14.15	$17.05	$14.18	$13.92	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.25	$0.23	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss)	1.36	1.25	(1.64)	2.90	0.39	0.57
Total from investment operations	$1.44	$1.50	$(1.41)	$3.11	$0.65	$0.84
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.20)	$(0.24)	$(0.30)	$(0.26)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.18)	$(0.56)	$(1.49)	$(0.24)	$(0.39)	$(0.65)
Net asset value, end of period (x)	$16.35	$15.09	$14.15	$17.05	$14.18	$13.92
Total return (%) (r)(s)(t)(x)	9.61(n)	10.94	(9.12)	22.21	4.85	6.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.78	0.80	0.79	0.81	0.79
Expenses after expense reductions	0.75(a)	0.74	0.74	0.74	0.75	0.74
Net investment income (loss)	1.09(a)(l)	1.75	1.47	1.40	1.89	2.03
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$102	$93	$84	$92	$75	$72
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$15.07	$14.13	$17.03	$14.17	$13.91	$13.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.27	$0.24	$0.22	$0.27	$0.28
Net realized and unrealized gain (loss)	1.36	1.24	(1.64)	2.90	0.40	0.57
Total from investment operations	$1.45	$1.51	$(1.40)	$3.12	$0.67	$0.85
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.21)	$(0.26)	$(0.32)	$(0.27)
From net realized gain	(0.07)	(0.34)	(1.29)	—	(0.09)	(0.39)
Total distributions declared to shareholders	$(0.19)	$(0.57)	$(1.50)	$(0.26)	$(0.41)	$(0.66)
Net asset value, end of period (x)	$16.33	$15.07	$14.13	$17.03	$14.17	$13.91
Total return (%) (r)(s)(t)(x)	9.68(n)	11.04	(9.06)	22.25	4.94	6.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72(a)	0.69	0.72	0.71	0.73	0.72
Expenses after expense reductions	0.66(a)	0.66	0.66	0.67	0.67	0.67
Net investment income (loss)	1.18(a)(l)	1.83	1.54	1.44	2.01	2.11
Portfolio turnover	17(n)	25	46	36	43	65
Net assets at end of period (000 omitted)	$106,280	$100,782	$85,277	$94,987	$84,631	$76,901

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
24

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
25

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$141,784,574	$—	$—	$141,784,574
Japan	25,098,658	—	—	25,098,658
Canada	12,916,114	0	—	12,916,114
Singapore	11,863,898	—	—	11,863,898
Philippines	9,290,306	—	—	9,290,306
Switzerland	9,176,408	—	—	9,176,408
South Korea	6,568,854	—	—	6,568,854
United Kingdom	5,103,227	—	—	5,103,227
Thailand	3,984,442	—	—	3,984,442
Other Countries	17,053,339	—	—	17,053,339
Mutual Funds	549,123	—	—	549,123
Total	$243,388,943	$0	$—	$243,388,943
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
26

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.  At February 29, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
27

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$4,151,143
Long-term capital gains	6,063,008
Total distributions	$10,214,151
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$178,623,472
Gross appreciation	65,812,820
Gross depreciation	(1,047,349)
Net unrealized appreciation (depreciation)	$64,765,471
As of 8/31/23
Undistributed ordinary income	882,991
Undistributed long-term capital gain	1,058,108
Other temporary differences	(81,759)
Net unrealized appreciation (depreciation)	49,063,041
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$315,481	$1,112,251
Class B	2,104	12,527
Class C	22,440	89,340
Class I	1,451,816	5,415,928
Class R1	925	4,004
Class R2	1,526	5,190
Class R3	1,026	3,520
Class R4	1,104	3,378
Class R6	1,207,871	3,568,013
Total	$3,004,293	$10,214,151
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $16,325, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
29

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $47,871, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,036 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 38,271
Class B	0.75%	0.25%	1.00%	1.00%	1,596
Class C	0.75%	0.25%	1.00%	1.00%	17,295
Class R1	0.75%	0.25%	1.00%	1.00%	724
Class R2	0.25%	0.25%	0.50%	0.50%	422
Class R3	—	0.25%	0.25%	0.25%	124
Total Distribution and Service Fees					$58,432
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 29, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
30

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$27
Class B	60
Class C	60
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $2,335, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $71,621.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0183% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 29, 2024, MFS held approximately 59%, 53%, and 96% of the outstanding shares of Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $8,443, which is included in “Other” income in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $43,391,874 and $132,301,990, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	101,460	$1,581,776	763,945	$10,796,108
Class B	—	—	203	2,836
Class C	15,783	234,038	58,865	857,045
Class I	770,068	11,660,055	5,998,445	86,974,089
Class R1	309	4,729	597	8,588
Class R2	428	6,577	1,835	25,644
Class R3	37	543	358	5,146
Class R6	560,842	8,589,533	1,444,761	21,340,030
	1,448,927	$22,077,251	8,269,008	$120,009,486
Shares issued to shareholders in reinvestment of distributions
Class A	20,453	$315,411	78,207	$1,112,206
Class B	137	2,103	889	12,527
Class C	1,457	22,440	6,347	89,340
Class I	81,421	1,250,325	297,414	4,233,954
Class R1	60	925	283	4,004
Class R2	99	1,526	365	5,190
Class R3	66	1,026	247	3,520
Class R4	72	1,104	237	3,378
Class R6	77,274	1,188,794	246,294	3,498,889
	181,039	$2,783,654	630,284	$8,963,008
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(429,444)	$(6,444,993)	(410,326)	$(5,952,978)
Class B	(6,446)	(97,642)	(8,182)	(119,906)
Class C	(20,078)	(303,767)	(51,489)	(743,328)
Class I	(6,557,102)	(97,241,961)	(3,165,950)	(45,242,152)
Class R1	(4)	(58)	(803)	(11,566)
Class R2	(336)	(5,013)	(906)	(13,075)
Class R3	(648)	(9,685)	(230)	(3,504)
Class R6	(816,101)	(12,341,182)	(1,039,716)	(15,261,393)
	(7,830,159)	$(116,444,301)	(4,677,602)	$(67,347,902)
Net change
Class A	(307,531)	$(4,547,806)	431,826	$5,955,336
Class B	(6,309)	(95,539)	(7,090)	(104,543)
Class C	(2,838)	(47,289)	13,723	203,057
Class I	(5,705,613)	(84,331,581)	3,129,909	45,965,891
Class R1	365	5,596	77	1,026
Class R2	191	3,090	1,294	17,759
Class R3	(545)	(8,116)	375	5,162
Class R4	72	1,104	237	3,378
Class R6	(177,985)	(2,562,855)	651,339	9,577,526
	(6,200,193)	$(91,583,396)	4,221,690	$61,624,592
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
33

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $762 and $11,294, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,060,471	$17,881,229	$21,392,323	$(67)	$(187)	$549,123

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,507	$—
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Low Volatility
Equity Fund
LVU-SEM

MFS® Low Volatility
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Eli Lilly & Co.	3.0%
Accenture PLC, “A”	2.7%
Motorola Solutions, Inc.	2.6%
Merck & Co., Inc.	2.6%
Johnson & Johnson	2.6%
Amphenol Corp., “A”	2.6%
TE Connectivity Ltd.	2.5%
McKesson Corp.	2.5%
Cognizant Technology Solutions Corp., “A”	2.5%
Republic Services, Inc.	2.4%
GICS equity sectors (g)
Information Technology	22.0%
Health Care	17.8%
Financials	14.3%
Industrials	13.6%
Consumer Staples	10.0%
Consumer Discretionary	8.0%
Utilities	5.3%
Communication Services	4.5%
Real Estate	2.5%
Materials	1.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	0.89%	$1,000.00	$1,118.08	$4.69
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
B	Actual	1.64%	$1,000.00	$1,113.65	$8.62
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
C	Actual	1.64%	$1,000.00	$1,113.82	$8.62
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
I	Actual	0.64%	$1,000.00	$1,118.80	$3.37
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R1	Actual	1.64%	$1,000.00	$1,113.71	$8.62
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
R2	Actual	1.14%	$1,000.00	$1,116.44	$6.00
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
R3	Actual	0.89%	$1,000.00	$1,117.57	$4.69
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R4	Actual	0.64%	$1,000.00	$1,119.31	$3.37
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R6	Actual	0.55%	$1,000.00	$1,119.78	$2.90
	Hypothetical (h)	0.55%	$1,000.00	$1,022.13	$2.77
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 4.8%
CACI International, Inc., “A” (a)	13,559	$5,082,591
General Dynamics Corp.	8,605	2,351,316
Honeywell International, Inc.	11,871	2,359,124
Huntington Ingalls Industries, Inc.	8,209	2,393,909
Teledyne Technologies, Inc. (a)	23,438	10,014,354
		$22,201,294
Apparel Manufacturers – 0.5%
Skechers USA, Inc., “A” (a)	33,980	$2,100,304
Broadcasting – 1.1%
Omnicom Group, Inc.	59,721	$5,278,739
Brokerage & Asset Managers – 0.6%
Cboe Global Markets, Inc.	15,579	$2,991,168
Business Services – 6.6%
Accenture PLC, “A”	33,687	$12,625,214
Cognizant Technology Solutions Corp., “A”	143,792	11,362,444
Fiserv, Inc. (a)	21,976	3,280,358
Insperity, Inc.	15,779	1,606,144
Verisk Analytics, Inc., “A”	7,900	1,911,010
		$30,785,170
Cable TV – 0.6%
Comcast Corp., “A”	67,984	$2,913,114
Computer Software – 3.5%
Intuit, Inc.	9,515	$6,307,398
Microsoft Corp.	24,140	9,985,270
		$16,292,668
Computer Software - Systems – 0.8%
NetApp, Inc.	41,716	$3,717,730
Construction – 0.4%
AvalonBay Communities, Inc., REIT	10,772	$1,906,967
Consumer Products – 3.4%
Colgate-Palmolive Co.	53,727	$4,648,460
Kimberly-Clark Corp.	17,793	2,155,978
Procter & Gamble Co.	43,840	6,967,930
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reynolds Consumer Products, Inc.	65,239	$1,924,550
		$15,696,918
Containers – 0.5%
Graphic Packaging Holding Co.	82,022	$2,128,471
Electrical Equipment – 6.3%
AMETEK, Inc.	16,696	$3,008,285
Amphenol Corp., “A”	108,811	11,886,514
Hubbell, Inc.	6,403	2,437,430
TE Connectivity Ltd.	81,479	11,697,125
		$29,029,354
Electronics – 2.6%
Analog Devices, Inc.	34,690	$6,654,236
Corning, Inc.	167,800	5,409,872
		$12,064,108
Food & Beverages – 5.2%
General Mills, Inc.	149,082	$9,568,083
J.M. Smucker Co.	34,602	4,158,122
Mondelez International, Inc.	36,370	2,657,556
PepsiCo, Inc.	45,992	7,604,317
		$23,988,078
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	13,065	$2,669,441
Ryman Hospitality Properties, Inc., REIT	16,119	1,909,779
		$4,579,220
Health Maintenance Organizations – 1.5%
Cigna Group	9,260	$3,112,656
UnitedHealth Group, Inc.	7,859	3,879,203
		$6,991,859
Insurance – 7.6%
Ameriprise Financial, Inc.	4,900	$1,996,064
Aon PLC	6,120	1,933,859
Assurant, Inc.	20,385	3,698,858
Chubb Ltd.	24,507	6,167,677
Everest Group Ltd.	22,691	8,370,256
Hanover Insurance Group, Inc.	15,680	2,061,449
Hartford Financial Services Group, Inc.	34,573	3,313,476
MetLife, Inc.	39,516	2,755,846
Reinsurance Group of America, Inc.	16,633	2,941,546
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Voya Financial, Inc.	31,119	$2,127,295
		$35,366,326
Internet – 2.2%
Alphabet, Inc., “A” (a)	71,884	$9,953,059
Machinery & Tools – 2.9%
Eaton Corp. PLC	35,574	$10,280,886
PACCAR, Inc.	29,080	3,224,681
		$13,505,567
Major Banks – 1.6%
Bank of America Corp.	63,132	$2,179,317
JPMorgan Chase & Co.	17,494	3,254,934
Wells Fargo & Co.	39,253	2,182,074
		$7,616,325
Medical & Health Technology & Services – 2.5%
McKesson Corp.	22,432	$11,696,269
Medical Equipment – 3.5%
Abbott Laboratories	20,055	$2,379,325
Hologic, Inc. (a)	29,979	2,212,450
Medtronic PLC	61,176	5,099,631
STERIS PLC	28,225	6,573,885
		$16,265,291
Network & Telecom – 2.6%
Motorola Solutions, Inc.	37,059	$12,243,923
Other Banks & Diversified Financials – 3.7%
M&T Bank Corp.	13,495	$1,885,791
Mastercard, Inc., “A”	7,022	3,333,765
Northern Trust Corp.	23,435	1,924,716
Visa, Inc., “A”	34,904	9,865,267
		$17,009,539
Pharmaceuticals – 10.3%
Eli Lilly & Co.	18,257	$13,759,936
Johnson & Johnson	73,741	11,900,323
Merck & Co., Inc.	94,830	12,057,634
Pfizer, Inc.	66,159	1,757,183
Vertex Pharmaceuticals, Inc. (a)	6,069	2,553,471
Zoetis, Inc.	27,557	5,465,380
		$47,493,927
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 4.4%
Republic Services, Inc.	59,945	$11,005,902
Waste Connections, Inc.	31,493	5,241,695
Waste Management, Inc.	19,446	3,999,070
		$20,246,667
Railroad & Shipping – 0.6%
CSX Corp.	67,652	$2,566,717
Real Estate – 1.7%
Brixmor Property Group, Inc., REIT	80,429	$1,818,500
NNN REIT, Inc.	52,248	2,125,971
Public Storage, Inc., REIT	13,465	3,822,309
		$7,766,780
Restaurants – 2.7%
McDonald's Corp.	19,220	$5,617,622
Starbucks Corp.	42,077	3,993,107
Texas Roadhouse, Inc.	19,527	2,916,748
		$12,527,477
Specialty Chemicals – 1.2%
Ecolab, Inc.	14,883	$3,346,294
RPM International, Inc.	18,478	2,131,437
		$5,477,731
Specialty Stores – 5.7%
AutoZone, Inc. (a)	2,903	$8,726,476
Home Depot, Inc.	10,485	3,990,696
O'Reilly Automotive, Inc. (a)	3,269	3,554,776
Ulta Beauty, Inc. (a)	6,283	3,446,603
Walmart Stores, Inc.	116,217	6,811,478
		$26,530,029
Telecommunications - Wireless – 0.6%
T-Mobile USA, Inc.	17,107	$2,793,573
Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	12,102	$2,496,764
Landstar System, Inc.	16,541	3,146,098
		$5,642,862
Utilities - Electric Power – 5.3%
DTE Energy Co.	26,407	$2,861,199
Duke Energy Corp.	49,116	4,510,322
Edison International	49,701	3,380,662
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Evergy, Inc.	56,236	$2,785,931
Exelon Corp.	148,268	5,313,925
Sempra Energy	27,618	1,949,831
Xcel Energy, Inc.	71,550	3,769,970
		$24,571,840
Total Common Stocks (Identified Cost, $322,657,240)		$461,939,064
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $1,465,587)	1,465,587	$1,465,587

Other Assets, Less Liabilities – (0.0)%		(31,187)
Net Assets – 100.0%		$463,373,464

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,465,587 and $461,939,064, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
8

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $322,657,240)	$461,939,064
Investments in affiliated issuers, at value (identified cost, $1,465,587)	1,465,587
Receivables for
Fund shares sold	317,129
Dividends	648,764
Other assets	53,058
Total assets	$464,423,602
Liabilities
Payables for
Fund shares reacquired	$885,482
Payable to affiliates
Investment adviser	1,488
Administrative services fee	419
Shareholder servicing costs	104,090
Distribution and service fees	3,778
Payable for independent Trustees' compensation	1,553
Accrued expenses and other liabilities	53,328
Total liabilities	$1,050,138
Net assets	$463,373,464
Net assets consist of
Paid-in capital	$313,889,856
Total distributable earnings (loss)	149,483,608
Net assets	$463,373,464
Shares of beneficial interest outstanding	23,647,991
9

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$176,818,692	9,032,254	$19.58
Class B	1,267,021	64,940	19.51
Class C	22,479,678	1,158,276	19.41
Class I	144,853,869	7,385,824	19.61
Class R1	692,623	35,456	19.54
Class R2	544,117	27,629	19.69
Class R3	451,831	22,979	19.66
Class R4	473,743	24,139	19.63
Class R6	115,791,890	5,896,494	19.64

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.77 [100 / 94.25 x $19.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
10

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,016,779
Dividends from affiliated issuers	42,423
Other	5,920
Foreign taxes withheld	(2,734)
Total investment income	$4,062,388
Expenses
Management fee	$1,102,566
Distribution and service fees	327,321
Shareholder servicing costs	168,384
Administrative services fee	36,480
Independent Trustees' compensation	4,744
Custodian fee	16,775
Shareholder communications	18,635
Audit and tax fees	30,544
Legal fees	1,215
Miscellaneous	87,831
Total expenses	$1,794,495
Reduction of expenses by investment adviser	(103,256)
Net expenses	$1,691,239
Net investment income (loss)	$2,371,149
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$15,021,765
Affiliated issuers	(10)
Foreign currency	(18)
Net realized gain (loss)	$15,021,737
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$32,970,346
Affiliated issuers	(269)
Net unrealized gain (loss)	$32,970,077
Net realized and unrealized gain (loss)	$47,991,814
Change in net assets from operations	$50,362,963
See Notes to Financial Statements
11

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$2,371,149	$4,616,650
Net realized gain (loss)	15,021,737	23,922,755
Net unrealized gain (loss)	32,970,077	7,185,609
Change in net assets from operations	$50,362,963	$35,725,014
Total distributions to shareholders	$(25,798,037)	$(53,530,565)
Change in net assets from fund share transactions	$(6,486,513)	$31,136,077
Total change in net assets	$18,078,413	$13,330,526
Net assets
At beginning of period	445,295,051	431,964,525
At end of period	$463,373,464	$445,295,051
See Notes to Financial Statements
12

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.55	$19.36	$22.51	$17.32	$16.28	$15.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.13	$0.14	$0.18	$0.18
Net realized and unrealized gain (loss)	2.02	1.26	(2.15)	5.22	1.04	1.68
Total from investment operations	$2.11	$1.42	$(2.02)	$5.36	$1.22	$1.86
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.12)	$(0.17)	$(0.16)	$(0.17)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.08)	$(2.23)	$(1.13)	$(0.17)	$(0.18)	$(0.63)
Net asset value, end of period (x)	$19.58	$18.55	$19.36	$22.51	$17.32	$16.28
Total return (%) (r)(s)(t)(x)	11.81(n)	8.02	(9.47)	31.16	7.64	13.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.93	0.94	0.92	0.92	1.05
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.95(a)	0.89	0.63	0.71	1.11	1.22
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$176,819	$166,624	$161,776	$171,216	$135,199	$85,022
See Notes to Financial Statements
13

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.48	$19.28	$22.46	$17.29	$16.25	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$(0.03)	$(0.01)	$0.06	$0.07
Net realized and unrealized gain (loss)	2.01	1.25	(2.14)	5.22	1.03	1.68
Total from investment operations	$2.03	$1.28	$(2.17)	$5.21	$1.09	$1.75
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.01)	$(0.00)(w)	$(0.04)	$(0.03)	$(0.06)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.00)	$(2.08)	$(1.01)	$(0.04)	$(0.05)	$(0.52)
Net asset value, end of period (x)	$19.51	$18.48	$19.28	$22.46	$17.29	$16.25
Total return (%) (r)(s)(t)(x)	11.37(n)	7.23	(10.15)	30.19	6.77	12.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.68	1.69	1.67	1.67	1.81
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.19(a)	0.14	(0.14)	(0.04)	0.35	0.48
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$1,267	$1,492	$1,712	$2,511	$2,198	$2,558
See Notes to Financial Statements
14

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.39	$19.20	$22.37	$17.22	$16.20	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$(0.03)	$(0.01)	$0.06	$0.07
Net realized and unrealized gain (loss)	2.00	1.25	(2.13)	5.20	1.03	1.67
Total from investment operations	$2.02	$1.28	$(2.16)	$5.19	$1.09	$1.74
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.02)	$—	$(0.04)	$(0.05)	$(0.06)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.00)	$(2.09)	$(1.01)	$(0.04)	$(0.07)	$(0.52)
Net asset value, end of period (x)	$19.41	$18.39	$19.20	$22.37	$17.22	$16.20
Total return (%) (r)(s)(t)(x)	11.38(n)	7.23	(10.14)	30.20	6.75	12.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.68	1.69	1.67	1.67	1.81
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.20(a)	0.14	(0.14)	(0.03)	0.35	0.47
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$22,480	$22,224	$25,754	$32,839	$29,429	$21,859
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.59	$19.39	$22.55	$17.34	$16.31	$15.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.17	$0.19	$0.22	$0.23
Net realized and unrealized gain (loss)	2.01	1.27	(2.15)	5.23	1.03	1.68
Total from investment operations	$2.12	$1.48	$(1.98)	$5.42	$1.25	$1.91
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.17)	$(0.21)	$(0.20)	$(0.21)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.10)	$(2.28)	$(1.18)	$(0.21)	$(0.22)	$(0.67)
Net asset value, end of period (x)	$19.61	$18.59	$19.39	$22.55	$17.34	$16.31
Total return (%) (r)(s)(t)(x)	11.88(n)	8.34	(9.28)	31.55	7.82	13.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.69	0.68	0.67	0.67	0.78
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.20(a)	1.14	0.82	0.99	1.35	1.46
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$144,854	$141,858	$163,689	$335,165	$464,428	$246,245
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.51	$19.32	$22.50	$17.33	$16.29	$15.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$(0.03)	$(0.01)	$0.05	$0.07
Net realized and unrealized gain (loss)	2.01	1.25	(2.14)	5.23	1.05	1.68
Total from investment operations	$2.03	$1.28	$(2.17)	$5.22	$1.10	$1.75
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.02)	$(0.00)(w)	$(0.05)	$(0.04)	$(0.06)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.00)	$(2.09)	$(1.01)	$(0.05)	$(0.06)	$(0.52)
Net asset value, end of period (x)	$19.54	$18.51	$19.32	$22.50	$17.33	$16.29
Total return (%) (r)(s)(t)(x)	11.37(n)	7.22	(10.12)	30.18	6.79	12.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.68	1.69	1.67	1.67	1.81
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.20(a)	0.15	(0.14)	(0.07)	0.34	0.48
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$693	$608	$522	$683	$340	$164
See Notes to Financial Statements
17

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.65	$19.45	$22.61	$17.39	$16.36	$15.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.07	$0.09	$0.14	$0.15
Net realized and unrealized gain (loss)	2.02	1.26	(2.16)	5.25	1.04	1.68
Total from investment operations	$2.09	$1.38	$(2.09)	$5.34	$1.18	$1.83
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$(0.06)	$(0.12)	$(0.13)	$(0.13)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.05)	$(2.18)	$(1.07)	$(0.12)	$(0.15)	$(0.59)
Net asset value, end of period (x)	$19.69	$18.65	$19.45	$22.61	$17.39	$16.36
Total return (%) (r)(s)(t)(x)	11.64(n)	7.74	(9.72)	30.88	7.29	12.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.19	1.19	1.17	1.17	1.30
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.70(a)	0.64	0.34	0.45	0.86	0.98
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$544	$480	$511	$742	$531	$368
See Notes to Financial Statements
18

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.63	$19.43	$22.59	$17.38	$16.34	$15.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.13	$0.14	$0.18	$0.19
Net realized and unrealized gain (loss)	2.02	1.27	(2.16)	5.24	1.05	1.68
Total from investment operations	$2.11	$1.43	$(2.03)	$5.38	$1.23	$1.87
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.12)	$(0.17)	$(0.17)	$(0.17)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.08)	$(2.23)	$(1.13)	$(0.17)	$(0.19)	$(0.63)
Net asset value, end of period (x)	$19.66	$18.63	$19.43	$22.59	$17.38	$16.34
Total return (%) (r)(s)(t)(x)	11.76(n)	8.04	(9.49)	31.17	7.65	13.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.93	0.94	0.92	0.93	1.05
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.01(a)	0.89	0.62	0.70	1.15	1.22
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$452	$717	$644	$786	$573	$100
See Notes to Financial Statements
19

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.60	$19.41	$22.56	$17.36	$16.32	$15.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.18	$0.18	$0.22	$0.22
Net realized and unrealized gain (loss)	2.03	1.26	(2.15)	5.23	1.04	1.69
Total from investment operations	$2.13	$1.47	$(1.97)	$5.41	$1.26	$1.91
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.17)	$(0.21)	$(0.20)	$(0.21)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.10)	$(2.28)	$(1.18)	$(0.21)	$(0.22)	$(0.67)
Net asset value, end of period (x)	$19.63	$18.60	$19.41	$22.56	$17.36	$16.32
Total return (%) (r)(s)(t)(x)	11.93(n)	8.27	(9.22)	31.47	7.87	13.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.68	0.69	0.66	0.67	0.81
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.04(a)	1.15	0.87	0.96	1.35	1.48
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$474	$105	$97	$107	$81	$75
See Notes to Financial Statements
20

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$18.61	$19.42	$22.57	$17.37	$16.32	$15.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.20	$0.20	$0.23	$0.23
Net realized and unrealized gain (loss)	2.02	1.25	(2.15)	5.23	1.05	1.68
Total from investment operations	$2.14	$1.48	$(1.95)	$5.43	$1.28	$1.91
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.22)	$(0.19)	$(0.23)	$(0.21)	$(0.22)
From net realized gain	(0.98)	(2.07)	(1.01)	—	(0.02)	(0.46)
Total distributions declared to shareholders	$(1.11)	$(2.29)	$(1.20)	$(0.23)	$(0.23)	$(0.68)
Net asset value, end of period (x)	$19.64	$18.61	$19.42	$22.57	$17.37	$16.32
Total return (%) (r)(s)(t)(x)	11.98(n)	8.38	(9.13)	31.57	8.02	13.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.59	0.59	0.58	0.59	0.71
Expenses after expense reductions	0.55(a)	0.55	0.54	0.55	0.56	0.56
Net investment income (loss)	1.29(a)	1.24	0.97	1.06	1.45	1.53
Portfolio turnover	17(n)	39	36	20	34	28
Net assets at end of period (000 omitted)	$115,792	$111,186	$77,259	$84,532	$78,929	$31,283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
22

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
23

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$461,939,064	$—	$—	$461,939,064
Mutual Funds	1,465,587	—	—	1,465,587
Total	$463,404,651	$—	$—	$463,404,651
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
24

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$4,455,041
Long-term capital gains	49,075,524
Total distributions	$53,530,565
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$327,218,550
Gross appreciation	141,233,560
Gross depreciation	(5,047,459)
Net unrealized appreciation (depreciation)	$136,186,101
As of 8/31/23
Undistributed ordinary income	818,373
Undistributed long-term capital gain	20,833,266
Net unrealized appreciation (depreciation)	103,267,043
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
25

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$9,497,077	$18,813,377
Class B	70,806	177,694
Class C	1,156,683	2,701,740
Class I	8,456,867	18,857,445
Class R1	31,720	59,153
Class R2	27,414	59,104
Class R3	41,886	74,687
Class R4	6,244	11,418
Class R6	6,509,340	12,775,947
Total	$25,798,037	$53,530,565
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $28,414, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
26

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $74,842, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,211 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 207,289
Class B	0.75%	0.25%	1.00%	1.00%	6,797
Class C	0.75%	0.25%	1.00%	1.00%	108,185
Class R1	0.75%	0.25%	1.00%	1.00%	3,039
Class R2	0.25%	0.25%	0.50%	0.50%	1,231
Class R3	—	0.25%	0.25%	0.25%	780
Total Distribution and Service Fees					$327,321
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 29, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
27

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$436
Class B	5
Class C	251
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $10,186, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $158,198.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0165% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $5,920, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $74,396,865 and $103,075,837, respectively.
28

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	439,180	$8,141,150	1,332,574	$24,505,921
Class B	969	18,693	606	11,045
Class C	28,241	527,464	59,549	1,074,355
Class I	987,431	18,483,532	2,054,548	37,776,114
Class R1	3,222	60,484	5,047	91,888
Class R2	429	7,887	1,742	32,427
Class R3	419	7,764	1,538	27,966
Class R4	18,170	336,746	—	—
Class R6	426,900	7,898,599	2,721,212	51,989,024
	1,904,961	$35,482,319	6,176,816	$115,508,740
Shares issued to shareholders in reinvestment of distributions
Class A	519,222	$9,489,379	1,067,944	$18,796,644
Class B	3,614	65,948	10,125	177,694
Class C	63,706	1,156,238	154,689	2,700,846
Class I	439,494	8,045,087	958,144	16,889,423
Class R1	1,736	31,720	3,367	59,153
Class R2	1,490	27,414	3,338	59,104
Class R3	2,282	41,886	4,226	74,687
Class R4	341	6,244	647	11,417
Class R6	352,576	6,460,891	717,770	12,668,509
	1,384,461	$25,324,807	2,920,250	$51,437,477
Shares reacquired
Class A	(907,851)	$(16,871,777)	(1,775,632)	$(32,379,458)
Class B	(20,382)	(376,374)	(18,756)	(337,524)
Class C	(142,050)	(2,628,049)	(347,146)	(6,289,710)
Class I	(1,673,457)	(31,193,057)	(3,821,184)	(70,231,608)
Class R1	(2,380)	(43,238)	(2,568)	(47,178)
Class R2	(13)	(242)	(5,654)	(101,309)
Class R3	(18,240)	(338,705)	(370)	(6,733)
Class R6	(857,705)	(15,842,197)	(1,443,491)	(26,416,620)
	(3,622,078)	$(67,293,639)	(7,414,801)	$(135,810,140)
29

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	50,551	$758,752	624,886	$10,923,107
Class B	(15,799)	(291,733)	(8,025)	(148,785)
Class C	(50,103)	(944,347)	(132,908)	(2,514,509)
Class I	(246,532)	(4,664,438)	(808,492)	(15,566,071)
Class R1	2,578	48,966	5,846	103,863
Class R2	1,906	35,059	(574)	(9,778)
Class R3	(15,539)	(289,055)	5,394	95,920
Class R4	18,511	342,990	647	11,417
Class R6	(78,229)	(1,482,707)	1,995,491	38,240,913
	(332,656)	$(6,486,513)	1,682,265	$31,136,077
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $1,123 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
30

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,701,240	$34,551,951	$35,787,325	$(10)	$(269)	$1,465,587

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,423	$—
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  U.S. Government Cash Reserve Fund
LMM-SEM

MFS® U.S. Government Cash Reserve Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	60.1%
A-1	40.1%
Other Assets Less Liabilities	(0.2)%
Maturity breakdown (u)
0 - 7 days	32.1%
8 - 29 days	28.6%
30 - 59 days	14.4%
60 - 89 days	18.6%
90 - 365 days	6.5%
Other Assets Less Liabilities	(0.2)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to the timing of cash receipts and disbursements.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
B	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
C	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
I	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R1	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R2	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R3	Actual	0.42%	$1,000.00	$1,024.87	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R4	Actual	0.42%	$1,000.00	$1,024.85	$2.11
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R6	Actual	0.37%	$1,000.00	$1,025.12	$1.86
	Hypothetical (h)	0.37%	$1,000.00	$1,023.02	$1.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 73.3%
Fannie Mae, 5.24%, due 4/22/2024	$23,500,000	$23,324,507
Federal Farm Credit Bank, 5.29%, due 5/14/2024	11,000,000	10,881,970
Federal Farm Credit Bank, 5.16%, due 6/06/2024	13,900,000	13,709,365
Federal Home Loan Bank, 5.32%, due 3/18/2024	19,300,000	19,252,198
Federal Home Loan Bank, 5.33%, due 4/24/2024	19,800,000	19,643,778
Freddie Mac, 5.26%, due 3/18/2024	40,500,000	40,400,837
U.S. Treasury Bill, 5.29%, due 3/19/2024	19,000,000	18,950,415
U.S. Treasury Bill, 5.32%, due 3/05/2024	25,000,000	24,985,415
U.S. Treasury Bill, 5.27%, due 3/12/2024	13,400,000	13,378,727
U.S. Treasury Bill, 5.33%, due 3/26/2024	45,100,000	44,935,385
U.S. Treasury Bill, 5.34%, due 4/02/2024	26,100,000	25,977,794
U.S. Treasury Bill, 5.26%, due 4/30/2024	35,000,000	34,697,250
U.S. Treasury Bill, 5.29%, due 5/09/2024	23,800,000	23,561,836
U.S. Treasury Bill, 5.31%, due 5/23/2024	19,900,000	19,659,563
U.S. Treasury Bill, 5.15%, due 6/13/2024	17,500,000	17,243,304
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$350,602,344
Repurchase Agreements – 26.9%
BofA Securities, Inc. Repurchase Agreement, 5.29%, dated 2/29/2024, due 3/01/2024, total to be received $64,421,465 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $65,864,685)	$64,412,000	$64,412,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 5.28%, dated 2/29/2024, due 3/01/2024, total to be received $64,421,035 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $65,699,854)	64,411,588	64,411,588
Total Repurchase Agreements, at Cost and Value		$128,823,588

Other Assets, Less Liabilities – (0.2)%		(834,131)
Net Assets – 100.0%		$478,591,801

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
4

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$350,602,344
Investments in unaffiliated repurchase agreements, at cost and value	128,823,588
Cash	2
Receivables for
Fund shares sold	87,141
Interest	18,912
Receivable from investment adviser and distributor	48,774
Other assets	9,650
Total assets	$479,590,411
Liabilities
Payables for
Distributions	$9,112
Fund shares reacquired	889,948
Payable to affiliates
Administrative services fee	429
Shareholder servicing costs	52,854
Payable for independent Trustees' compensation	4,569
Accrued expenses and other liabilities	41,698
Total liabilities	$998,610
Net assets	$478,591,801
Net assets consist of
Paid-in capital	$478,595,958
Total distributable earnings (loss)	(4,157)
Net assets	$478,591,801
Shares of beneficial interest outstanding	478,821,477
5

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share
Class A	$155,160,647	155,235,343	$1.00
Class B	2,871,220	2,872,593	1.00
Class C	18,813,690	18,822,736	1.00
Class I	16,959,788	16,967,951	1.00
Class R1	6,845,985	6,849,230	1.00
Class R2	18,038,729	18,047,369	1.00
Class R3	17,814,794	17,823,275	1.00
Class R4	2,855,931	2,857,296	1.00
Class R6	239,231,017	239,345,684	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$12,734,345
Expenses
Management fee	$948,394
Distribution and service fees	410,424
Shareholder servicing costs	183,013
Administrative services fee	38,841
Independent Trustees' compensation	5,122
Custodian fee	12,001
Shareholder communications	6,805
Audit and tax fees	24,186
Legal fees	1,459
Miscellaneous	97,700
Total expenses	$1,727,945
Reduction of expenses by investment adviser and distributor	(783,737)
Net expenses	$944,208
Net investment income (loss)	$11,790,137
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,132
Change in net assets from operations	$11,795,269
See Notes to Financial Statements
7

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$11,790,137	$18,508,906
Net realized gain (loss)	5,132	—
Change in net assets from operations	$11,795,269	$18,508,906
Total distributions to shareholders	$(11,790,137)	$(18,508,906)
Change in net assets from fund share transactions	$(120,987)	$(29,311,697)
Total change in net assets	$(115,855)	$(29,311,697)
Net assets
At beginning of period	478,707,656	508,019,353
At end of period	$478,591,801	$478,707,656
See Notes to Financial Statements
8

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.83	0.28	0.00	0.54	1.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.83	0.91	0.91	0.96	0.98
Expenses after expense reductions	0.42(a)	0.43	0.21	0.05	0.44	0.72
Net investment income (loss)	4.95(a)	3.74	0.33	0.00	0.44	1.57
Net assets at end of period (000 omitted)	$155,161	$161,677	$173,514	$128,482	$140,426	$99,511
See Notes to Financial Statements
9

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.83	0.28	0.00	0.54	1.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.58	1.66	1.66	1.71	1.73
Expenses after expense reductions	0.42(a)	0.43	0.18	0.05	0.47	0.72
Net investment income (loss)	4.95(a)	3.68	0.25	0.00	0.49	1.57
Net assets at end of period (000 omitted)	$2,871	$3,501	$5,194	$6,792	$9,528	$8,977

Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.83	0.28	0.00	0.54	1.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.58	1.66	1.66	1.71	1.73
Expenses after expense reductions	0.42(a)	0.43	0.25	0.05	0.40	0.72
Net investment income (loss)	4.95(a)	3.56	0.40	0.00	0.37	1.57
Net assets at end of period (000 omitted)	$18,814	$22,344	$43,674	$23,748	$34,508	$19,438
See Notes to Financial Statements
10

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.83	0.28	0.00	0.54	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.58	0.66	0.65	0.69	0.73(a)
Expenses after expense reductions	0.42(a)	0.43	0.20	0.05	0.23	0.72(a)
Net investment income (loss)	4.95(a)	3.75	0.29	0.00	0.06	1.60(a)
Net assets at end of period (000 omitted)	$16,960	$17,492	$17,382	$12,819	$9,797	$56

Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.82	0.28	0.00	0.54	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.58	1.66	1.65	1.71	1.73
Expenses after expense reductions	0.42(a)	0.43	0.19	0.05	0.47	0.72
Net investment income (loss)	4.95(a)	3.70	0.27	0.00	0.48	1.57
Net assets at end of period (000 omitted)	$6,846	$6,818	$9,298	$8,761	$9,209	$7,610
See Notes to Financial Statements
11

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.01	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.01	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.01)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.82	0.28	0.00	0.54	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.08	1.16	1.16	1.21	1.23
Expenses after expense reductions	0.42(a)	0.43	0.19	0.05	0.48	0.72
Net investment income (loss)	4.95(a)	3.67	0.26	0.00	0.51	1.57
Net assets at end of period (000 omitted)	$18,039	$17,342	$23,726	$26,432	$33,676	$31,672

Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.82	0.28	0.00	0.54	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.83	0.91	0.90	0.96	0.98
Expenses after expense reductions	0.42(a)	0.43	0.19	0.05	0.44	0.72
Net investment income (loss)	4.95(a)	3.74	0.29	0.00	0.44	1.55
Net assets at end of period (000 omitted)	$17,815	$19,628	$21,166	$21,266	$24,536	$16,471
See Notes to Financial Statements
12

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.00(w)	$0.00	$0.01	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.01	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.01)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.49(n)	3.83	0.28	0.00	0.54	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.58	0.66	0.65	0.71	0.73
Expenses after expense reductions	0.42(a)	0.43	0.19	0.05	0.49	0.72
Net investment income (loss)	4.95(a)	3.77	0.27	0.00	0.54	1.57
Net assets at end of period (000 omitted)	$2,856	$2,787	$2,684	$2,676	$2,709	$2,676

Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19(i)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.01	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00(w)	—	(0.01)	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.00(w)	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)	$(0.02)
From net realized gain	—	—	(0.00)(w)	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.51(n)	3.89	0.30	0.00	0.58	1.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53(a)	0.53	0.56	0.59	0.65	0.66(a)
Expenses after expense reductions	0.37(a)	0.37	0.37	0.05	0.42	0.65(a)
Net investment income (loss)	4.99(a)	3.85	0.99	0.00	0.46	1.65(a)
Net assets at end of period (000 omitted)	$239,231	$227,118	$211,381	$113	$113	$54

See Notes to Financial Statements
13

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(i)	For Class I and Class R6, the period is from the class inception, September 18, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
14

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value.
15

Notes to Financial Statements (unaudited) - continued
Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$479,425,932	$—	$479,425,932
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 29, 2024, the fund had investments in repurchase agreements with a gross value of $128,823,588 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
16

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2023, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$18,508,906
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$479,425,932
As of 8/31/23
Undistributed ordinary income	10,793
Capital loss carryforwards	(4,685)
Other temporary differences	(15,397)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(4,685)
17

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$3,976,491	$6,583,697
Class B	80,960	162,141
Class C	462,956	1,035,237
Class I	404,492	622,554
Class R1	167,804	319,569
Class R2	427,260	729,550
Class R3	451,521	690,748
Class R4	69,277	102,789
Class R6	5,749,376	8,262,621
Total	$11,790,137	$18,508,906
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $30,549, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.
18

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this reduction amounted to $342,764, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$ 200,720
Class B	0.75%	0.25%	1.00%	0.00%	16,341
Class C	0.75%	0.25%	1.00%	0.00%	93,481
Class R1	0.75%	0.25%	1.00%	0.00%	33,904
Class R2	0.25%	0.25%	0.50%	0.00%	43,178
Class R3	—	0.25%	0.25%	0.00%	22,800
Total Distribution and Service Fees					$410,424
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2024. These reductions, for the six months ended February 29, 2024, for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, amounted to $200,720, $16,341, $93,481, $33,904, $43,178, and $22,800, respectively, and are included in the reduction of total expenses in the Statement of Operations.
19

Notes to Financial Statements (unaudited) - continued
Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$7,611
Class B	1,256
Class C	726
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $77,787, which equated to 0.0328% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $105,226.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $145 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under
20

Notes to Financial Statements (unaudited) - continued
the DB plan amounted to $2,978 at February 29, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — At February 29, 2024, MFS held 100% of the outstanding shares of Class R4.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Shares sold
Class A	39,321,577	108,710,224
Class B	463,644	1,303,534
Class C	7,310,170	14,199,535
Class I	4,900,790	8,642,718
Class R1	609,079	1,604,037
Class R2	1,877,877	4,229,786
Class R3	2,807,838	7,598,397
Class R6	34,463,250	57,435,889
	91,754,225	203,724,120
Shares issued to shareholders in reinvestment of distributions
Class A	3,891,978	6,463,828
Class B	78,447	157,188
Class C	450,590	1,009,707
Class I	394,420	615,814
Class R1	167,828	319,569
Class R2	427,325	728,922
Class R3	452,144	690,468
Class R4	69,289	102,788
Class R6	5,750,397	8,170,377
	11,682,418	18,258,661
21

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24	Year ended 8/31/23
Shares reacquired
Class A	(49,734,501)	(127,012,391)
Class B	(1,172,484)	(3,154,476)
Class C	(11,293,338)	(36,548,215)
Class I	(5,827,817)	(9,147,729)
Class R1	(748,692)	(4,404,972)
Class R2	(1,608,470)	(11,344,876)
Class R3	(5,074,660)	(9,826,584)
Class R6	(28,097,668)	(49,855,234)
	(103,557,630)	(251,294,477)
Net change
Class A	(6,520,946)	(11,838,339)
Class B	(630,393)	(1,693,754)
Class C	(3,532,578)	(21,338,973)
Class I	(532,607)	110,803
Class R1	28,215	(2,481,366)
Class R2	696,732	(6,386,168)
Class R3	(1,814,678)	(1,537,719)
Class R4	69,289	102,788
Class R6	12,115,979	15,751,032
	(120,987)	(29,311,696)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
22

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $1,216 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
23

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
24

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  New Discovery Fund
NDF-SEM

MFS® New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
RB Global, Inc.	2.1%
Summit Materials, Inc., “A”	2.0%
GFL Environmental, Inc.	1.8%
Jacobs Solutions, Inc.	1.8%
nVent Electric PLC	1.8%
KBR, Inc.	1.8%
CACI International, Inc., “A”	1.8%
Crane Co.	1.7%
Onto Innovation, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
GICS equity sectors (g)
Industrials	22.2%
Information Technology	21.5%
Health Care	21.4%
Consumer Discretionary	11.8%
Energy	5.2%
Financials	4.5%
Consumer Staples	3.6%
Materials	3.2%
Real Estate	2.0%
Communication Services	0.5%
Equity Warrants (o)	0.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.27%	$1,000.00	$1,082.05	$6.57
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
B	Actual	2.02%	$1,000.00	$1,078.39	$10.44
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
C	Actual	2.02%	$1,000.00	$1,077.99	$10.44
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
I	Actual	1.02%	$1,000.00	$1,083.30	$5.28
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
R1	Actual	2.02%	$1,000.00	$1,078.36	$10.44
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
R2	Actual	1.52%	$1,000.00	$1,080.34	$7.86
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62
R3	Actual	1.27%	$1,000.00	$1,082.26	$6.58
	Hypothetical (h)	1.27%	$1,000.00	$1,018.55	$6.37
R4	Actual	1.03%	$1,000.00	$1,083.40	$5.34
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17
R6	Actual	0.89%	$1,000.00	$1,084.43	$4.61
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace & Defense – 4.0%
AeroVironment, Inc. (a)	100,354	$12,723,883
CACI International, Inc., “A” (a)	115,122	43,153,482
KBR, Inc.	724,398	43,485,612
		$99,362,977
Apparel Manufacturers – 1.9%
Deckers Outdoor Corp. (a)	18,058	$16,172,564
On Holding AG (a)	189,853	6,648,652
Skechers USA, Inc., “A” (a)	403,415	24,935,081
		$47,756,297
Automotive – 2.0%
Lear Corp.	135,218	$18,572,192
Visteon Corp. (a)	267,451	30,254,057
		$48,826,249
Biotechnology – 2.1%
Adaptive Biotechnologies Corp. (a)	1,431,544	$5,883,646
BioAtla, Inc. (a)	339,507	916,669
BridgeBio Pharma, Inc. (a)	176,816	6,038,266
CG Oncology, Inc. (a)	171,101	7,649,926
Immunocore Holdings PLC, ADR (a)	205,435	13,809,341
Lyell Immunopharma, Inc. (a)	676,627	1,975,751
MaxCyte, Inc. (a)	1,667,412	7,670,095
Oxford Nanopore Technologies PLC (a)	3,166,452	5,316,024
Prelude Therapeutics, Inc. (a)	327,699	1,409,106
		$50,668,824
Brokerage & Asset Managers – 2.8%
GCM Grosvenor, Inc., “A”	2,116,336	$17,925,366
Hamilton Lane, Inc., “A”	204,153	23,446,972
WisdomTree Investments, Inc.	3,260,558	26,280,097
		$67,652,435
Business Services – 4.9%
ExlService Holdings, Inc. (a)	987,803	$30,740,429
Keywords Studios PLC	849,584	15,378,639
Remitly Global, Inc. (a)	1,321,508	27,249,495
Thoughtworks Holding, Inc. (a)	3,526,607	11,003,014
TriNet Group, Inc.	144,148	18,452,386
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
WNS (Holdings) Ltd., ADR (a)	299,333	$17,271,514
		$120,095,477
Chemicals – 0.5%
Element Solutions, Inc.	518,041	$12,173,964
Computer Software – 9.9%
Alkami Technology, Inc. (a)	914,735	$22,822,638
Altair Engineering, Inc., “A” (a)	187,408	15,944,673
AvidXchange Holdings, Inc. (a)	1,174,048	15,603,098
Definitive Healthcare Corp. (a)	2,277,814	21,684,789
DoubleVerify Holdings, Inc. (a)	1,256,994	38,828,545
Kinaxis, Inc. (a)	222,799	23,094,988
Pagerduty, Inc. (a)	1,399,652	33,815,592
Procore Technologies, Inc. (a)	399,271	31,155,116
Sabre Corp. (a)	3,483,404	9,231,021
Zeta Global Holdings Corp. (a)	2,859,529	30,025,055
		$242,205,515
Computer Software - Systems – 5.0%
Five9, Inc. (a)	583,836	$35,613,996
Guidewire Software, Inc. (a)	254,304	30,348,640
Q2 Holdings, Inc. (a)	676,984	31,296,970
Rapid7, Inc. (a)	433,971	25,422,021
		$122,681,627
Construction – 2.5%
AZEK Co., Inc. (a)	271,068	$13,041,082
Summit Materials, Inc., “A” (a)	1,151,565	49,183,341
		$62,224,423
Consumer Products – 0.8%
e.l.f. Beauty, Inc. (a)	91,922	$19,168,495
Consumer Services – 2.0%
Boyd Group Services, Inc.	114,111	$26,780,750
European Wax Center, Inc., “A” (a)	1,636,567	23,206,520
		$49,987,270
Containers – 0.5%
UFP Technologies, Inc. (a)	55,456	$11,552,039
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.5%
Littlefuse, Inc.	92,647	$22,072,221
nVent Electric PLC	654,707	44,074,875
Sensata Technologies Holding PLC	598,304	20,593,624
		$86,740,720
Electronics – 5.9%
Advanced Energy Industries, Inc.	296,928	$30,049,114
Allegro MicroSystems, Inc. (a)	630,825	19,864,679
Formfactor, Inc. (a)	801,911	34,506,230
Nova Ltd. (a)	113,357	19,661,772
Onto Innovation, Inc. (a)	226,640	41,738,022
		$145,819,817
Energy - Independent – 2.9%
Matador Resources Co.	560,778	$35,413,131
Permian Resources Corp.	2,348,153	36,537,260
		$71,950,391
Energy - Renewables – 0.4%
Nextracker, Inc. “A” (a)	171,256	$9,631,437
Engineering - Construction – 3.9%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	348,312	$12,257,099
Jacobs Solutions, Inc.	304,115	44,598,465
TopBuild Corp. (a)	95,282	38,339,571
		$95,195,135
Entertainment – 0.5%
Vivid Seats, Inc., “A” (a)	2,144,528	$12,910,059
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	2,464,650	$23,438,821
Oatly Group AB, ADR (a)(l)	4,713,107	5,231,549
		$28,670,370
Gaming & Lodging – 1.0%
Genius Sports Ltd. (a)	3,522,320	$25,043,695
General Merchandise – 1.9%
Five Below, Inc. (a)	113,028	$22,682,459
Ollie's Bargain Outlet Holdings, Inc. (a)	293,407	23,522,439
		$46,204,898
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.7%
Brunswick Corp.	245,130	$21,424,362
Corsair Gaming, Inc. (a)	1,136,360	14,715,862
Funko, Inc., “A” (a)	813,640	5,728,026
		$41,868,250
Machinery & Tools – 3.8%
Crane Co.	347,295	$42,217,180
RB Global, Inc.	668,229	50,725,264
		$92,942,444
Medical & Health Technology & Services – 1.9%
Certara, Inc. (a)	1,696,143	$28,630,894
HealthEquity, Inc. (a)	225,091	18,594,767
		$47,225,661
Medical Equipment – 10.5%
Bio-Techne Corp.	420,812	$30,959,139
Bruker BioSciences Corp.	368,160	31,860,566
CryoPort, Inc. (a)	1,309,513	23,139,095
Envista Holdings Corp. (a)	823,494	17,005,151
Fractyl Health, Inc. (a)	639,147	5,752,323
Gerresheimer AG	180,591	21,157,800
Maravai Lifesciences Holdings, Inc., “A” (a)	701,825	5,425,107
Masimo Corp. (a)	155,727	20,017,149
Natera, Inc. (a)	327,943	28,363,790
OptiNose, Inc. (a)	1,816,449	3,233,279
Outset Medical, Inc. (a)	465,250	1,465,538
PROCEPT BioRobotics Corp. (a)	313,518	15,155,460
Qiagen N.V.	707,031	30,253,857
Shockwave Medical, Inc. (a)	93,558	24,406,475
		$258,194,729
Oil Services – 2.3%
Cactus, Inc., “A”	230,818	$10,594,546
ChampionX Corp.	336,923	10,464,829
TechnipFMC PLC	1,598,235	34,665,717
		$55,725,092
Pharmaceuticals – 5.6%
Amicus Therapeutics, Inc. (a)	1,661,704	$21,303,045
Annexon, Inc. (a)	495,468	2,759,757
Ascendis Pharma, ADR (a)	96,354	14,237,267
Collegium Pharmaceutical, Inc. (a)	432,733	15,885,628
Harmony Biosciences Holdings (a)	333,527	10,706,217
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Kymera Therapeutics, Inc. (a)	235,728	$10,065,586
Legend Biotech Corp., ADR (a)	171,060	11,146,270
Neurocrine Biosciences, Inc. (a)	94,387	12,308,065
SpringWorks Therapeutics, Inc. (a)	307,648	15,154,740
Ultragenyx Pharmaceutical Inc. (a)	135,693	7,018,042
Viking Therapeutics, Inc. (a)	225,029	17,338,484
		$137,923,101
Pollution Control – 1.9%
GFL Environmental, Inc.	1,259,582	$45,445,719
Real Estate – 1.5%
STAG Industrial, Inc., REIT	975,474	$36,229,104
Restaurants – 1.6%
U.S. Foods Holding Corp. (a)	790,847	$40,167,119
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	552,302	$18,076,844
Specialty Stores – 1.7%
ACV Auctions, Inc. (a)	1,031,787	$18,314,219
Chewy, Inc., “A” (a)	1,389,585	24,512,280
		$42,826,499
Trucking – 2.6%
Knight-Swift Transportation Holdings, Inc.	539,538	$30,397,571
Saia, Inc. (a)	31,835	18,317,859
XPO, Inc. (a)	126,140	15,177,165
		$63,892,595
Total Common Stocks (Identified Cost, $2,055,685,199)		$2,357,039,271

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)(Identified Cost, $6,275)	$ 2.565	11/23/22	627,544	$0

8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $90,779,218)	90,785,936	$90,785,936
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j) (Identified Cost, $5,253,394)	5,253,394	$5,253,394

Other Assets, Less Liabilities – 0.2%		5,640,891
Net Assets – 100.0%		$2,458,719,492

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,785,936 and $2,362,292,665, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $4,708,304 of securities on loan (identified cost, $2,060,944,868)	$2,362,292,665
Investments in affiliated issuers, at value (identified cost, $90,779,218)	90,785,936
Receivables for
Investments sold	31,716,443
Fund shares sold	1,879,793
Interest and dividends	1,724,545
Other assets	49,876
Total assets	$2,488,449,258
Liabilities
Payables for
Investments purchased	$15,853,869
Fund shares reacquired	7,935,749
Collateral for securities loaned, at value (c)	5,253,394
Payable to affiliates
Investment adviser	112,196
Administrative services fee	1,990
Shareholder servicing costs	454,433
Distribution and service fees	14,398
Payable for independent Trustees' compensation	6,566
Accrued expenses and other liabilities	97,171
Total liabilities	$29,729,766
Net assets	$2,458,719,492
Net assets consist of
Paid-in capital	$2,652,945,025
Total distributable earnings (loss)	(194,225,533)
Net assets	$2,458,719,492
Shares of beneficial interest outstanding	89,346,570

(c)	Non-cash collateral is not included.
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$783,250,603	31,952,713	$24.51
Class B	3,601,569	244,925	14.70
Class C	23,838,314	1,612,930	14.78
Class I	295,301,183	9,880,389	29.89
Class R1	1,903,209	131,816	14.44
Class R2	17,524,026	820,182	21.37
Class R3	110,643,185	4,524,953	24.45
Class R4	39,227,104	1,432,256	27.39
Class R6	1,183,430,299	38,746,406	30.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.01 [100 / 94.25 x $24.51]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$5,452,045
Dividends from affiliated issuers	2,857,600
Income on securities loaned	596,583
Other	91,975
Interest	261
Foreign taxes withheld	(81,740)
Total investment income	$8,916,724
Expenses
Management fee	$9,618,844
Distribution and service fees	1,203,669
Shareholder servicing costs	954,576
Administrative services fee	166,820
Independent Trustees' compensation	19,892
Custodian fee	62,574
Shareholder communications	135,353
Audit and tax fees	35,410
Legal fees	6,186
Miscellaneous	111,074
Total expenses	$12,314,398
Reduction of expenses by investment adviser and distributor	(146,927)
Net expenses	$12,167,471
Net investment income (loss)	$(3,250,747)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(30,896,088)
Affiliated issuers	11,727
Foreign currency	5,829
Net realized gain (loss)	$(30,878,532)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$221,736,263
Affiliated issuers	1,743,601
Translation of assets and liabilities in foreign currencies	(1,248)
Net unrealized gain (loss)	$223,478,616
Net realized and unrealized gain (loss)	$192,600,084
Change in net assets from operations	$189,349,337
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$(3,250,747)	$(6,697,675)
Net realized gain (loss)	(30,878,532)	(345,154,099)
Net unrealized gain (loss)	223,478,616	494,503,811
Change in net assets from operations	$189,349,337	$142,652,037
Total distributions to shareholders	$—	$(2,232,789)
Change in net assets from fund share transactions	$(109,341,052)	$(109,838,012)
Total change in net assets	$80,008,285	$30,581,236
Net assets
At beginning of period	2,378,711,207	2,348,129,971
At end of period	$2,458,719,492	$2,378,711,207
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$22.67	$21.40	$40.53	$32.45	$27.56	$33.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.11)	$(0.21)	$(0.23)	$(0.18)	$(0.19)
Net realized and unrealized gain (loss)	1.89	1.40	(11.52)	12.20	7.31	0.06(g)
Total from investment operations	$1.84	$1.29	$(11.73)	$11.97	$7.13	$(0.13)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$24.51	$22.67	$21.40	$40.53	$32.45	$27.56
Total return (%) (r)(s)(t)(x)	8.12(n)	6.05	(34.20)	39.23	27.51	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29(a)	1.29	1.25	1.23	1.29	1.30
Expenses after expense reductions	1.27(a)	1.28	1.24	1.22	1.27	1.29
Net investment income (loss)	(0.49)(a)	(0.49)	(0.78)	(0.63)	(0.66)	(0.70)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$783,251	$745,452	$746,682	$1,171,166	$755,202	$549,660
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$13.65	$12.99	$27.92	$23.55	$20.72	$26.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.16)	$(0.28)	$(0.36)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss)	1.13	0.84	(7.25)	8.62	5.35	(0.23)(g)
Total from investment operations	$1.05	$0.68	$(7.53)	$8.26	$5.07	$(0.53)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$14.70	$13.65	$12.99	$27.92	$23.55	$20.72
Total return (%) (r)(s)(t)(x)	7.69(n)	5.27	(34.71)	38.19	26.58	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04(a)	2.04	2.00	1.99	2.04	2.06
Expenses after expense reductions	2.02(a)	2.03	1.98	1.98	2.02	2.04
Net investment income (loss)	(1.26)(a)	(1.26)	(1.58)	(1.40)	(1.40)	(1.45)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$3,602	$4,479	$6,854	$16,701	$16,502	$18,708

Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$13.72	$13.05	$28.02	$23.62	$20.78	$26.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.16)	$(0.27)	$(0.36)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss)	1.14	0.85	(7.30)	8.65	5.36	(0.22)(g)
Total from investment operations	$1.06	$0.69	$(7.57)	$8.29	$5.08	$(0.52)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$14.78	$13.72	$13.05	$28.02	$23.62	$20.78
Total return (%) (r)(s)(t)(x)	7.73(n)	5.32	(34.73)	38.21	26.55	2.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04(a)	2.04	2.00	1.99	2.04	2.05
Expenses after expense reductions	2.02(a)	2.03	1.98	1.98	2.03	2.04
Net investment income (loss)	(1.25)(a)	(1.25)	(1.56)	(1.40)	(1.41)	(1.45)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$23,838	$24,732	$29,033	$56,833	$58,057	$59,253
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$27.61	$25.98	$47.41	$37.30	$31.29	$36.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.06)	$(0.19)	$(0.16)	$(0.14)	$(0.14)
Net realized and unrealized gain (loss)	2.31	1.71	(13.84)	14.16	8.39	0.22(g)
Total from investment operations	$2.28	$1.65	$(14.03)	$14.00	$8.25	$0.08
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$29.89	$27.61	$25.98	$47.41	$37.30	$31.29
Total return (%) (r)(s)(t)(x)	8.26(n)	6.37	(34.07)	39.60	27.83	3.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.00	0.98	1.04	1.05
Expenses after expense reductions	1.02(a)	1.03	0.98	0.97	1.03	1.05
Net investment income (loss)	(0.25)(a)	(0.25)	(0.56)	(0.37)	(0.43)	(0.45)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$295,301	$298,827	$328,438	$621,379	$331,177	$164,593

Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$13.40	$12.75	$27.56	$23.29	$20.51	$26.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.16)	$(0.26)	$(0.35)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss)	1.12	0.83	(7.15)	8.51	5.30	(0.24)(g)
Total from investment operations	$1.04	$0.67	$(7.41)	$8.16	$5.02	$(0.54)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$14.44	$13.40	$12.75	$27.56	$23.29	$20.51
Total return (%) (r)(s)(t)(x)	7.76(n)	5.29	(34.73)	38.20	26.61	2.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04(a)	2.04	2.00	1.99	2.04	2.05
Expenses after expense reductions	2.02(a)	2.03	1.99	1.97	2.03	2.05
Net investment income (loss)	(1.25)(a)	(1.26)	(1.54)	(1.39)	(1.41)	(1.45)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$1,903	$2,305	$3,296	$5,923	$4,946	$4,652
See Notes to Financial Statements
16

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$19.78	$18.72	$36.54	$29.65	$25.42	$31.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.14)	$(0.26)	$(0.30)	$(0.23)	$(0.24)
Net realized and unrealized gain (loss)	1.66	1.22	(10.16)	11.08	6.70	(0.04)(g)
Total from investment operations	$1.59	$1.08	$(10.42)	$10.78	$6.47	$(0.28)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$21.37	$19.78	$18.72	$36.54	$29.65	$25.42
Total return (%) (r)(s)(t)(x)	8.04(n)	5.79	(34.38)	38.89	27.21	3.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54(a)	1.54	1.50	1.49	1.54	1.56
Expenses after expense reductions	1.52(a)	1.53	1.48	1.47	1.53	1.54
Net investment income (loss)	(0.74)(a)	(0.74)	(1.05)	(0.89)	(0.90)	(0.95)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$17,524	$17,722	$18,975	$34,688	$30,149	$32,381

Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$22.61	$21.34	$40.45	$32.39	$27.51	$33.26
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.11)	$(0.21)	$(0.22)	$(0.18)	$(0.19)
Net realized and unrealized gain (loss)	1.89	1.40	(11.50)	12.17	7.30	0.05(g)
Total from investment operations	$1.84	$1.29	$(11.71)	$11.95	$7.12	$(0.14)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$24.45	$22.61	$21.34	$40.45	$32.39	$27.51
Total return (%) (r)(s)(t)(x)	8.14(n)	6.07	(34.22)	39.24	27.52	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29(a)	1.29	1.25	1.23	1.29	1.30
Expenses after expense reductions	1.27(a)	1.28	1.24	1.22	1.28	1.30
Net investment income (loss)	(0.49)(a)	(0.49)	(0.78)	(0.61)	(0.67)	(0.70)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$110,643	$106,615	$109,206	$178,005	$71,489	$52,559
See Notes to Financial Statements
17

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$25.30	$23.81	$44.11	$34.94	$29.44	$35.05
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.05)	$(0.16)	$(0.15)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss)	2.12	1.56	(12.74)	13.21	7.87	0.13(g)
Total from investment operations	$2.09	$1.51	$(12.90)	$13.06	$7.74	$0.00(w)
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$27.39	$25.30	$23.81	$44.11	$34.94	$29.44
Total return (%) (r)(s)(t)(x)	8.26(n)	6.36	(34.06)	39.58	27.84	3.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.00	0.99	1.04	1.05
Expenses after expense reductions	1.03(a)	1.03	0.99	0.97	1.03	1.05
Net investment income (loss)	(0.25)(a)	(0.22)	(0.52)	(0.37)	(0.43)	(0.45)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$39,227	$40,709	$17,820	$27,863	$16,509	$8,384

Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$28.19	$26.50	$48.14	$37.79	$31.64	$37.13
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.03)	$(0.12)	$(0.12)	$(0.10)	$(0.11)
Net realized and unrealized gain (loss)	2.37	1.74	(14.12)	14.36	8.49	0.23(g)
Total from investment operations	$2.35	$1.71	$(14.24)	$14.24	$8.39	$0.12
Less distributions declared to shareholders
From net realized gain	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)	$(5.61)
Net asset value, end of period (x)	$30.54	$28.19	$26.50	$48.14	$37.79	$31.64
Total return (%) (r)(s)(t)(x)	8.34(n)	6.47	(33.98)	39.73	27.97	3.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.91	0.89	0.89	0.94	0.96
Expenses after expense reductions	0.89(a)	0.89	0.88	0.88	0.92	0.95
Net investment income (loss)	(0.11)(a)	(0.11)	(0.36)	(0.28)	(0.32)	(0.35)
Portfolio turnover	25(n)	60	58	71	64	69
Net assets at end of period (000 omitted)	$1,183,430	$1,137,870	$1,087,826	$1,248,511	$795,613	$541,266

See Notes to Financial Statements
18

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
20

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
21

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,018,810,620	$0	$—	$2,018,810,620
Canada	146,046,721	—	—	146,046,721
United Kingdom	59,547,699	—	—	59,547,699
Germany	51,411,657	—	—	51,411,657
Israel	19,661,772	—	—	19,661,772
India	17,271,514	—	—	17,271,514
Denmark	14,237,267	—	—	14,237,267
Mexico	12,257,099	—	—	12,257,099
China	11,146,270	—	—	11,146,270
Other Countries	6,648,652	—	—	6,648,652
Mutual Funds	96,039,330	—	—	96,039,330
Total	$2,453,078,601	$0	$—	$2,453,078,601
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
22

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $4,708,304. The fair value of the fund's investment securities on loan and a related liability of $5,253,394 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $46,244 held by the custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
23

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$2,232,789
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$2,189,573,452
Gross appreciation	593,608,696
Gross depreciation	(330,103,547)
Net unrealized appreciation (depreciation)	$263,505,149
As of 8/31/23
Capital loss carryforwards	(420,534,294)
Late year ordinary loss deferral	(3,889,518)
Other temporary differences	(10,784)
Net unrealized appreciation (depreciation)	40,859,726
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(176,261,839)
Long-Term	(244,272,455)
Total	$(420,534,294)
24

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$—	$785,743
Class B	—	10,704
Class C	—	47,203
Class I	—	267,720
Class R1	—	5,839
Class R2	—	23,291
Class R3	—	116,633
Class R4	—	19,232
Class R6	—	956,424
Total	$—	$2,232,789
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $146,723, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62,708 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
25

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 893,608
Class B	0.75%	0.25%	1.00%	1.00%	18,832
Class C	0.75%	0.25%	1.00%	1.00%	113,690
Class R1	0.75%	0.25%	1.00%	1.00%	9,119
Class R2	0.25%	0.25%	0.50%	0.50%	41,870
Class R3	—	0.25%	0.25%	0.25%	126,550
Total Distribution and Service Fees					$1,203,669
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 29, 2024, this rebate amounted to $35 and $169 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$6,804
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $120,724, which equated to 0.0106% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
26

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $833,852.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended February 29, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,083,726. The sales transactions resulted in net realized gains (losses) of $(887,589).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $90,414, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $558,539,575 and $657,792,967, respectively.
27

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,115,454	$46,921,263	4,181,188	$90,304,103
Class B	408	5,228	2,080	26,838
Class C	105,677	1,422,018	239,583	3,092,719
Class I	990,434	26,779,251	3,384,490	88,520,607
Class R1	8,309	108,736	22,672	289,603
Class R2	82,259	1,614,753	134,916	2,552,975
Class R3	347,315	7,819,434	601,628	13,026,903
Class R4	220,589	5,417,869	1,308,230	31,437,821
Class R6	3,262,668	88,308,813	7,466,242	199,595,452
	7,133,113	$178,397,365	17,341,029	$428,847,021
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	36,527	$769,262
Class B	—	—	833	10,625
Class C	—	—	3,543	45,383
Class I	—	—	9,682	247,862
Class R1	—	—	466	5,839
Class R2	—	—	1,257	23,133
Class R3	—	—	5,554	116,633
Class R4	—	—	799	18,746
Class R6	—	—	36,046	941,152
	—	$—	94,707	$2,178,635
Shares reacquired
Class A	(3,046,525)	$(67,805,328)	(6,232,317)	$(133,802,757)
Class B	(83,636)	(1,103,771)	(202,423)	(2,635,556)
Class C	(295,509)	(3,943,399)	(664,293)	(8,694,038)
Class I	(1,934,925)	(52,448,594)	(5,208,998)	(135,359,445)
Class R1	(48,508)	(627,558)	(109,586)	(1,475,550)
Class R2	(157,872)	(3,133,860)	(253,912)	(4,816,461)
Class R3	(537,179)	(11,887,897)	(1,009,146)	(21,857,084)
Class R4	(397,554)	(10,157,089)	(448,114)	(11,064,933)
Class R6	(4,876,988)	(136,630,921)	(8,190,114)	(221,157,844)
	(11,378,696)	$(287,738,417)	(22,318,903)	$(540,863,668)
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(931,071)	$(20,884,065)	(2,014,602)	$(42,729,392)
Class B	(83,228)	(1,098,543)	(199,510)	(2,598,093)
Class C	(189,832)	(2,521,381)	(421,167)	(5,555,936)
Class I	(944,491)	(25,669,343)	(1,814,826)	(46,590,976)
Class R1	(40,199)	(518,822)	(86,448)	(1,180,108)
Class R2	(75,613)	(1,519,107)	(117,739)	(2,240,353)
Class R3	(189,864)	(4,068,463)	(401,964)	(8,713,548)
Class R4	(176,965)	(4,739,220)	860,915	20,391,634
Class R6	(1,614,320)	(48,322,108)	(687,826)	(20,621,240)
	(4,245,583)	$(109,341,052)	(4,883,167)	$(109,838,012)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
29

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $6,003 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
GCM Grosvenor, Inc., “A” *	$16,168,807	$—	$—	$—	$1,756,559	$—
MFS Institutional Money Market Portfolio	109,470,627	251,019,541	269,703,001	11,727	(12,958)	$90,785,936
	$125,639,434	$251,019,541	$269,703,001	$11,727	$1,743,601	$90,785,936

Affiliated Issuers	Dividend Income	Capital Gain Distributions
GCM Grosvenor, Inc., “A” *	$465,594	$—
MFS Institutional Money Market Portfolio	2,392,006	—
	$2,857,600	$—
* Held at period end. No longer considered an affiliated issuer.
30

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
31

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Research
International Fund
RIF-SEM

MFS® Research
International Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Schneider Electric S.A.	3.6%
Novo Nordisk A.S., “B”	3.5%
Linde PLC	3.5%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.4%
Hitachi Ltd.	2.2%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%
London Stock Exchange Group PLC	1.5%
Global equity sectors (k)
Capital Goods	26.2%
Financial Services	20.4%
Health Care	12.6%
Technology	12.5%
Consumer Cyclicals	10.0%
Consumer Staples	7.7%
Energy	7.5%
Telecommunications/Cable Television	2.7%
Issuer country weightings (x)
Japan	20.8%
France	14.8%
United Kingdom	10.5%
Switzerland	10.5%
United States	9.1%
Germany	6.3%
Australia	4.1%
Denmark	4.0%
Hong Kong	3.3%
Other Countries	16.6%
Currency exposure weightings (y)
Euro	30.3%
Japanese Yen	20.8%
British Pound Sterling	10.9%
Swiss Franc	10.5%
United States Dollar	9.4%
Australian Dollar	4.1%
Danish Krone	4.0%
Hong Kong Dollar	3.5%
Canadian Dollar	1.9%
Other Currencies	4.6%

1

Portfolio Composition - continued
(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	0.98%	$1,000.00	$1,053.17	$5.00
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
B	Actual	1.73%	$1,000.00	$1,049.39	$8.82
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
C	Actual	1.73%	$1,000.00	$1,049.76	$8.82
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
I	Actual	0.73%	$1,000.00	$1,054.98	$3.73
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
R1	Actual	1.74%	$1,000.00	$1,048.88	$8.86
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
R2	Actual	1.23%	$1,000.00	$1,051.75	$6.27
	Hypothetical (h)	1.23%	$1,000.00	$1,018.75	$6.17
R3	Actual	0.98%	$1,000.00	$1,053.37	$5.00
	Hypothetical (h)	0.98%	$1,000.00	$1,019.99	$4.92
R4	Actual	0.73%	$1,000.00	$1,054.75	$3.73
	Hypothetical (h)	0.73%	$1,000.00	$1,021.23	$3.67
R6	Actual	0.62%	$1,000.00	$1,055.28	$3.17
	Hypothetical (h)	0.62%	$1,000.00	$1,021.78	$3.12
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.6%
MTU Aero Engines Holding AG	616,650	$148,157,394
Thales S.A.	710,142	105,188,768
		$253,346,162
Airlines – 0.6%
Ryanair Holdings PLC, ADR	732,938	$101,328,679
Alcoholic Beverages – 2.9%
Diageo PLC	6,635,038	$248,079,507
Heineken N.V.	1,340,862	123,790,917
Kirin Holdings Co. Ltd.	6,686,900	92,975,207
		$464,845,631
Apparel Manufacturers – 4.6%
Burberry Group PLC	2,912,131	$47,236,363
Compagnie Financiere Richemont S.A.	1,267,593	201,530,588
LVMH Moet Hennessy Louis Vuitton SE	504,696	459,726,481
NIKE, Inc., “B”	426,304	44,305,775
		$752,799,207
Automotive – 2.6%
Bridgestone Corp.	2,490,900	$107,099,396
Compagnie Generale des Etablissements Michelin	3,000,252	110,866,916
DENSO Corp.	9,473,700	174,029,948
Koito Manufacturing Co. Ltd.	1,991,600	25,167,330
		$417,163,590
Biotechnology – 0.9%
CSL Ltd.	799,068	$148,671,351
Brokerage & Asset Managers – 3.8%
Euronext N.V.	2,891,278	$266,397,024
Hong Kong Exchanges & Clearing Ltd.	3,309,800	102,639,944
London Stock Exchange Group PLC	2,220,716	248,812,810
		$617,849,778
Business Services – 1.0%
Nomura Research Institute Ltd.	4,261,100	$119,488,156
Secom Co. Ltd.	641,300	46,711,553
		$166,199,709
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.1%
Cadence Design Systems, Inc. (a)	603,613	$183,727,725
Computer Software - Systems – 6.5%
Amadeus IT Group S.A.	2,769,118	$162,751,798
Cap Gemini S.A.	214,072	51,988,594
Constellation Software, Inc.	73,608	204,929,250
Fujitsu Ltd.	658,900	102,777,324
Hitachi Ltd.	4,145,400	350,196,712
Samsung Electronics Co. Ltd.	3,225,780	177,810,342
		$1,050,454,020
Construction – 0.8%
Techtronic Industries Co. Ltd.	11,897,000	$128,778,434
Consumer Products – 0.7%
Kao Corp.	3,063,400	$116,389,584
Consumer Services – 0.9%
CAR Group Ltd.	2,463,821	$58,870,521
Persol Holdings Co. Ltd.	26,303,100	37,949,310
SEEK Ltd.	2,394,387	40,823,089
		$137,642,920
Electrical Equipment – 5.9%
Legrand S.A.	1,930,002	$195,035,874
Mitsubishi Electric Corp.	11,231,300	178,410,758
Schneider Electric SE	2,569,466	582,630,868
		$956,077,500
Electronics – 3.8%
ASML Holding N.V.	134,303	$126,357,091
Kyocera Corp.	7,670,000	112,783,585
NXP Semiconductors N.V.	461,510	115,252,892
Renesas Electronics Corp.	2,673,500	43,770,716
ROHM Co. Ltd.	3,281,900	55,657,889
Taiwan Semiconductor Manufacturing Co. Ltd.	7,822,326	170,752,620
		$624,574,793
Energy - Independent – 1.3%
Reliance Industries Ltd.	2,679,254	$94,404,999
Woodside Energy Group Ltd.	5,631,185	111,125,771
		$205,530,770
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.7%
Eni S.p.A.	9,684,921	$149,140,337
Galp Energia SGPS S.A., “B”	11,088,811	174,618,263
TotalEnergies SE	4,306,797	274,585,708
		$598,344,308
Food & Beverages – 3.0%
Nestle S.A.	3,824,513	$396,830,794
Novozymes A/S	1,616,338	91,123,355
		$487,954,149
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd. (l)	4,866,900	$72,393,190
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	3,883,131	$117,695,724
Flutter Entertainment PLC (a)	247,498	53,438,861
Sands China Ltd. (a)	18,920,400	53,889,127
Whitbread PLC	1,578,480	65,812,756
		$290,836,468
Insurance – 5.6%
AIA Group Ltd.	21,504,400	$174,682,910
Aon PLC	681,612	215,382,576
Beazley PLC	18,161,687	149,474,188
Hiscox Ltd.	6,034,688	86,307,225
Willis Towers Watson PLC	316,002	86,145,305
Zurich Insurance Group AG	367,562	195,345,892
		$907,338,096
Leisure & Toys – 0.2%
Yamaha Corp.	1,585,800	$34,599,465
Machinery & Tools – 5.5%
Daikin Industries Ltd.	1,162,700	$164,222,068
GEA Group AG	3,412,391	137,455,876
RB Global, Inc.	1,381,156	104,201,130
SMC Corp.	403,000	242,332,244
Toyota Industries Corp.	1,626,200	161,513,594
Weir Group PLC	3,768,822	87,202,817
		$896,927,729
Major Banks – 6.3%
Bank of Ireland Group PLC	11,269,122	$98,094,992
BNP Paribas	3,791,482	226,937,926
DBS Group Holdings Ltd.	4,491,900	111,266,788
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	18,369,100	$188,935,114
NatWest Group PLC	68,522,780	206,812,589
UBS Group AG	6,600,314	188,153,916
		$1,020,201,325
Medical Equipment – 2.5%
ConvaTec Group PLC	33,889,182	$105,320,171
Olympus Corp.	4,651,000	66,141,489
QIAGEN N.V.	3,616,279	154,912,307
Terumo Corp.	2,089,400	81,334,968
		$407,708,935
Metals & Mining – 1.9%
Glencore PLC	35,736,605	$169,231,289
Mitsui & Co. Ltd.	3,014,200	131,750,618
		$300,981,907
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	14,640,000	$44,315,474
Natural Gas - Pipeline – 0.3%
APA Group	8,293,848	$42,319,347
Other Banks & Diversified Financials – 3.7%
HDFC Bank Ltd.	6,261,251	$105,974,880
Julius Baer Group Ltd.	3,082,079	164,777,175
Macquarie Group Ltd.	1,105,744	140,016,451
Visa, Inc., “A”	679,061	191,929,801
		$602,698,307
Pharmaceuticals – 9.2%
Bayer AG	1,012,211	$30,730,378
Kyowa Kirin Co. Ltd.	6,945,600	137,665,758
Merck KGaA	956,967	163,210,874
Novo Nordisk A.S., “B”	4,734,442	562,723,426
Roche Holding AG	1,530,228	401,352,841
Sanofi	1,388,775	131,921,775
Santen Pharmaceutical Co. Ltd.	6,541,800	64,863,832
		$1,492,468,884
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	865,715	$136,466,642
Real Estate – 1.0%
LEG Immobilien SE (a)	2,300,197	$169,101,239
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.4%
Yum China Holdings, Inc.	1,314,710	$56,387,912
Specialty Chemicals – 8.0%
Akzo Nobel N.V.	1,449,731	$105,512,926
Croda International PLC	2,012,412	121,069,112
Kansai Paint Co. Ltd. (l)	3,318,000	48,026,014
Linde PLC	1,253,594	562,638,059
Nitto Denko Corp.	1,872,100	171,700,740
Sika AG	554,377	160,166,590
Symrise AG	1,291,328	131,974,238
		$1,301,087,679
Specialty Stores – 0.3%
ZOZO, Inc.	2,039,300	$46,167,184
Telecommunications - Wireless – 2.3%
Advanced Info Service Public Co. Ltd.	14,369,300	$81,732,530
Cellnex Telecom S.A.	2,614,458	94,011,201
KDDI Corp.	3,309,400	100,526,999
SoftBank Group Corp.	1,690,400	99,110,299
		$375,381,029
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	3,712,475	$56,013,678
Tobacco – 1.1%
British American Tobacco PLC	5,875,790	$173,928,813
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	8,699,000	$72,496,296
E.ON SE	7,174,927	91,582,505
Iberdrola S.A.	14,579,190	167,341,263
		$331,420,064
Total Common Stocks (Identified Cost, $12,194,501,508)		$16,170,421,677

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)(Identified Cost, $0)	CAD 11.5	N/A	105,955	$0

9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $50,736,169)	50,736,169	$50,736,169
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j) (Identified Cost, $3,251,190)	3,251,190	$3,251,190

Other Assets, Less Liabilities – 0.1%		20,277,276
Net Assets – 100.0%		$16,244,686,312

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,736,169 and $16,173,672,867, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $23,975,441 of securities on loan (identified cost, $12,197,752,698)	$16,173,672,867
Investments in affiliated issuers, at value (identified cost, $50,736,169)	50,736,169
Foreign currency, at value (identified cost, $5,003,923)	5,003,923
Receivables for
Investments sold	12,762,588
Fund shares sold	5,282,332
Interest and dividends	53,759,780
Other assets	84,399
Total assets	$16,301,302,058
Liabilities
Payables for
Investments purchased	$15,411,981
Fund shares reacquired	29,177,489
Collateral for securities loaned, at value (c)	3,251,190
Payable to affiliates
Investment adviser	549,986
Administrative services fee	3,368
Shareholder servicing costs	857,387
Distribution and service fees	13,073
Payable for independent Trustees' compensation	18,413
Deferred foreign capital gains tax expense payable	4,726,234
Accrued expenses and other liabilities	2,606,625
Total liabilities	$56,615,746
Net assets	$16,244,686,312
Net assets consist of
Paid-in capital	$13,084,100,018
Total distributable earnings (loss)	3,160,586,294
Net assets	$16,244,686,312
Shares of beneficial interest outstanding	725,460,875

(c)	Non-cash collateral is not included.
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$698,893,730	31,127,125	$22.45
Class B	602,017	27,548	21.85
Class C	12,629,934	599,190	21.08
Class I	1,543,662,919	66,200,917	23.32
Class R1	1,252,499	60,803	20.60
Class R2	65,395,603	3,020,138	21.65
Class R3	67,410,801	3,036,909	22.20
Class R4	78,628,880	3,496,455	22.49
Class R6	13,776,209,929	617,891,790	22.30

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.82 [100 / 94.25 x $22.45]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$102,220,834
Dividends from affiliated issuers	1,536,500
Income on securities loaned	55,393
Interest	5,199
Other	1,593
Foreign taxes withheld	(6,410,289)
Total investment income	$97,409,230
Expenses
Management fee	$49,406,282
Distribution and service fees	1,163,706
Shareholder servicing costs	1,443,084
Administrative services fee	305,292
Independent Trustees' compensation	64,053
Custodian fee	756,413
Shareholder communications	107,598
Audit and tax fees	40,085
Legal fees	40,651
Reduction of tax reclaim recovery expenses	(1,280,713)
Miscellaneous	211,473
Total expenses	$52,257,924
Reduction of expenses by investment adviser and distributor	(1,005,979)
Net expenses	$51,251,945
Net investment income (loss)	$46,157,285
13

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,028,231 foreign capital gains tax)	$(185,838,928)
Affiliated issuers	2,920
Foreign currency	537,547
Net realized gain (loss)	$(185,298,461)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $443,906 decrease in deferred foreign capital gains tax)	$992,432,087
Affiliated issuers	(4,845)
Translation of assets and liabilities in foreign currencies	(1,390,848)
Net unrealized gain (loss)	$991,036,394
Net realized and unrealized gain (loss)	$805,737,933
Change in net assets from operations	$851,895,218
See Notes to Financial Statements
14

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$46,157,285	$321,078,703
Net realized gain (loss)	(185,298,461)	(451,613,304)
Net unrealized gain (loss)	991,036,394	2,065,869,417
Change in net assets from operations	$851,895,218	$1,935,334,816
Total distributions to shareholders	$(293,003,116)	$(245,003,054)
Change in net assets from fund share transactions	$(368,359,276)	$321,410,164
Total change in net assets	$190,532,826	$2,011,741,926
Net assets
At beginning of period	16,054,153,486	14,042,411,560
At end of period	$16,244,686,312	$16,054,153,486
See Notes to Financial Statements
15

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.64	$19.29	$24.78	$20.09	$17.89	$19.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.37	$0.28	$0.21	$0.19	$0.32
Net realized and unrealized gain (loss)	1.11	2.25	(5.52)	4.64	2.33	(0.77)
Total from investment operations	$1.14	$2.62	$(5.24)	$4.85	$2.52	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.27)	$(0.25)	$(0.16)	$(0.32)	$(0.72)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.33)	$(0.27)	$(0.25)	$(0.16)	$(0.32)	$(0.85)
Net asset value, end of period (x)	$22.45	$21.64	$19.29	$24.78	$20.09	$17.89
Total return (%) (r)(s)(t)(x)	5.32(n)	13.71	(21.34)	24.28	14.19	(1.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.05	1.02	1.02	1.07	1.10
Expenses after expense reductions	0.98(a)	1.03	1.00	1.00	1.06	1.09
Net investment income (loss)	0.27(a)(l)	1.81	1.24	0.93	1.02	1.79
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$698,894	$694,592	$651,907	$963,468	$772,695	$622,639
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.00(a)	1.00	N/A	N/A	N/A	N/A
See Notes to Financial Statements
16

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$20.92	$18.60	$23.88	$19.36	$17.23	$18.48
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.19	$0.08	$0.04	$0.04	$0.16
Net realized and unrealized gain (loss)	1.08	2.20	(5.31)	4.48	2.26	(0.72)
Total from investment operations	$1.03	$2.39	$(5.23)	$4.52	$2.30	$(0.56)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.05)	$—	$(0.17)	$(0.56)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.10)	$(0.07)	$(0.05)	$—	$(0.17)	$(0.69)
Net asset value, end of period (x)	$21.85	$20.92	$18.60	$23.88	$19.36	$17.23
Total return (%) (r)(s)(t)(x)	4.94(n)	12.86	(21.95)	23.35	13.38	(2.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.79	1.77	1.77	1.82	1.85
Expenses after expense reductions	1.73(a)	1.78	1.75	1.76	1.81	1.84
Net investment income (loss)	(0.45)(a)(l)	0.98	0.39	0.17	0.21	0.97
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$602	$748	$1,101	$2,211	$2,631	$3,347
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.75(a)	1.75	N/A	N/A	N/A	N/A
See Notes to Financial Statements
17

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$20.25	$18.08	$23.25	$18.85	$16.79	$17.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$0.20	$0.10	$0.03	$0.04	$0.17
Net realized and unrealized gain (loss)	1.05	2.11	(5.18)	4.37	2.19	(0.70)
Total from investment operations	$1.00	$2.31	$(5.08)	$4.40	$2.23	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.14)	$(0.09)	$—	$(0.17)	$(0.54)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.17)	$(0.14)	$(0.09)	$—	$(0.17)	$(0.67)
Net asset value, end of period (x)	$21.08	$20.25	$18.08	$23.25	$18.85	$16.79
Total return (%) (r)(s)(t)(x)	4.98(n)	12.84	(21.95)	23.34	13.36	(2.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	1.80	1.77	1.77	1.82	1.85
Expenses after expense reductions	1.73(a)	1.78	1.75	1.75	1.81	1.84
Net investment income (loss)	(0.48)(a)(l)	1.05	0.46	0.16	0.23	1.05
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$12,630	$12,732	$11,050	$15,664	$17,620	$22,825
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.75(a)	1.75	N/A	N/A	N/A	N/A
See Notes to Financial Statements
18

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$22.48	$20.03	$25.74	$20.85	$18.55	$19.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.44	$0.35	$0.28	$0.24	$0.37
Net realized and unrealized gain (loss)	1.17	2.33	(5.73)	4.82	2.43	(0.80)
Total from investment operations	$1.23	$2.77	$(5.38)	$5.10	$2.67	$(0.43)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.32)	$(0.33)	$(0.21)	$(0.37)	$(0.76)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.39)	$(0.32)	$(0.33)	$(0.21)	$(0.37)	$(0.89)
Net asset value, end of period (x)	$23.32	$22.48	$20.03	$25.74	$20.85	$18.55
Total return (%) (r)(s)(t)(x)	5.50(n)	13.98	(21.18)	24.62	14.48	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.80	0.77	0.76	0.82	0.85
Expenses after expense reductions	0.73(a)	0.78	0.75	0.75	0.81	0.84
Net investment income (loss)	0.52(a)(l)	2.07	1.52	1.21	1.25	2.03
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$1,543,663	$1,619,635	$1,533,541	$1,530,130	$898,821	$593,064
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.75(a)	0.75	N/A	N/A	N/A	N/A
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$19.64	$17.65	$22.75	$18.45	$16.46	$17.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.22	$0.14	$0.05	$0.03	$0.15
Net realized and unrealized gain (loss)	0.99	2.03	(5.12)	4.26	2.17	(0.69)
Total from investment operations	$0.96	$2.25	$(4.98)	$4.31	$2.20	$(0.54)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.12)	$(0.01)	$(0.21)	$(0.59)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$—	$(0.26)	$(0.12)	$(0.01)	$(0.21)	$(0.72)
Net asset value, end of period (x)	$20.60	$19.64	$17.65	$22.75	$18.45	$16.46
Total return (%) (r)(s)(t)(x)	4.89(n)	12.88	(21.99)	23.39	13.40	(2.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.80	1.77	1.76	1.82	1.85
Expenses after expense reductions	1.74(a)	1.79	1.76	1.75	1.81	1.84
Net investment income (loss)	(0.27)(a)(l)	1.17	0.71	0.24	0.19	0.95
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$1,252	$10,961	$3,600	$3,042	$1,628	$1,751
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.75(a)	1.74	N/A	N/A	N/A	N/A
See Notes to Financial Statements
20

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$20.84	$18.58	$23.90	$19.37	$17.25	$18.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.31	$0.21	$0.15	$0.13	$0.26
Net realized and unrealized gain (loss)	1.06	2.17	(5.33)	4.49	2.26	(0.75)
Total from investment operations	$1.07	$2.48	$(5.12)	$4.64	$2.39	$(0.49)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.20)	$(0.11)	$(0.27)	$(0.66)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.26)	$(0.22)	$(0.20)	$(0.11)	$(0.27)	$(0.79)
Net asset value, end of period (x)	$21.65	$20.84	$18.58	$23.90	$19.37	$17.25
Total return (%) (r)(s)(t)(x)	5.18(n)	13.46	(21.58)	24.02	13.95	(2.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.30	1.27	1.27	1.32	1.35
Expenses after expense reductions	1.23(a)	1.28	1.25	1.25	1.31	1.34
Net investment income (loss)	0.07(a)(l)	1.54	0.97	0.70	0.73	1.51
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$65,396	$77,132	$75,398	$104,975	$89,943	$98,935
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.25(a)	1.25	N/A	N/A	N/A	N/A
See Notes to Financial Statements
21

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.40	$19.08	$24.53	$19.88	$17.70	$18.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.37	$0.27	$0.21	$0.18	$0.30
Net realized and unrealized gain (loss)	1.10	2.22	(5.46)	4.60	2.32	(0.75)
Total from investment operations	$1.13	$2.59	$(5.19)	$4.81	$2.50	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.27)	$(0.26)	$(0.16)	$(0.32)	$(0.71)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.33)	$(0.27)	$(0.26)	$(0.16)	$(0.32)	$(0.84)
Net asset value, end of period (x)	$22.20	$21.40	$19.08	$24.53	$19.88	$17.70
Total return (%) (r)(s)(t)(x)	5.34(n)	13.72	(21.37)	24.30	14.21	(1.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.05	1.02	1.02	1.07	1.10
Expenses after expense reductions	0.98(a)	1.03	1.00	1.00	1.06	1.09
Net investment income (loss)	0.27(a)(l)	1.83	1.22	0.96	0.99	1.73
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$67,411	$68,315	$58,785	$76,512	$63,920	$61,214
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.00(a)	1.00	N/A	N/A	N/A	N/A
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.70	$19.34	$24.86	$20.15	$17.93	$19.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.42	$0.33	$0.29	$0.23	$0.36
Net realized and unrealized gain (loss)	1.13	2.26	(5.53)	4.63	2.35	(0.78)
Total from investment operations	$1.18	$2.68	$(5.20)	$4.92	$2.58	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.32)	$(0.32)	$(0.21)	$(0.36)	$(0.77)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.39)	$(0.32)	$(0.32)	$(0.21)	$(0.36)	$(0.90)
Net asset value, end of period (x)	$22.49	$21.70	$19.34	$24.86	$20.15	$17.93
Total return (%) (r)(s)(t)(x)	5.48(n)	14.02	(21.17)	24.58	14.49	(1.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.80	0.77	0.76	0.82	0.85
Expenses after expense reductions	0.73(a)	0.78	0.75	0.75	0.81	0.84
Net investment income (loss)	0.51(a)(l)	2.05	1.45	1.26	1.24	2.04
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$78,629	$74,093	$68,971	$96,499	$41,619	$54,352
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.75(a)	0.75	N/A	N/A	N/A	N/A
See Notes to Financial Statements
23

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$21.53	$19.19	$24.67	$19.99	$17.80	$19.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.44	$0.36	$0.29	$0.25	$0.38
Net realized and unrealized gain (loss)	1.11	2.25	(5.49)	4.62	2.33	(0.77)
Total from investment operations	$1.18	$2.69	$(5.13)	$4.91	$2.58	$(0.39)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.35)	$(0.35)	$(0.23)	$(0.39)	$(0.79)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions declared to shareholders	$(0.41)	$(0.35)	$(0.35)	$(0.23)	$(0.39)	$(0.92)
Net asset value, end of period (x)	$22.30	$21.53	$19.19	$24.67	$19.99	$17.80
Total return (%) (r)(s)(t)(x)	5.53(n)	14.16	(21.09)	24.74	14.61	(1.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64(a)	0.70	0.65	0.67	0.71	0.74
Expenses after expense reductions	0.62(a)	0.68	0.64	0.65	0.70	0.73
Net investment income (loss)	0.62(a)(l)	2.17	1.60	1.30	1.37	2.18
Portfolio turnover	5(n)	16	15	19	22	22
Net assets at end of period (000 omitted)	$13,776,210	$13,495,945	$11,638,059	$14,433,482	$9,787,763	$7,350,641
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.64(a)	0.65	N/A	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
25

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
26

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,374,691,044	$—	$—	$3,374,691,044
France	2,405,279,934	—	—	2,405,279,934
United Kingdom	1,709,287,640	—	—	1,709,287,640
Switzerland	1,708,157,796	—	—	1,708,157,796
United States	1,399,382,133	—	—	1,399,382,133
Germany	1,027,124,811	—	—	1,027,124,811
Australia	659,522,254	—	—	659,522,254
Denmark	653,846,781	—	—	653,846,781
Hong Kong	532,486,711	—	—	532,486,711
Other Countries	2,700,642,573	$0	—	2,700,642,573
Mutual Funds	53,987,359	—	—	53,987,359
Total	$16,224,409,036	$0	$—	$16,224,409,036
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
27

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $23,975,441. The fair value of the fund's investment securities on loan and a related liability of $3,251,190 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $21,829,962 held by the custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
28

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. These reclaims are recorded only when certainty exists as to the likelihood of receipt and the potential timing of payment. For the six months ended February 29, 2024, estimated professional fees associated with recovering these foreign taxes accrued for in the prior year were reduced by $1,280,713 pursuant to agreed upon limitations and are reflected as Reduction of tax reclaim recovery expenses in the Statement of Operations.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to  passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$245,003,054
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$12,331,541,626
Gross appreciation	4,519,512,122
Gross depreciation	(626,644,712)
Net unrealized appreciation (depreciation)	$3,892,867,410
As of 8/31/23
Undistributed ordinary income	248,921,512
Capital loss carryforwards	(543,188,953)
Other temporary differences	(4,922,440)
Net unrealized appreciation (depreciation)	2,900,884,073
29

Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(173,110,668)
Long-Term	(370,078,285)
Total	$(543,188,953)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$10,398,444	$8,922,184
Class B	2,955	3,328
Class C	103,827	90,661
Class I	26,373,850	23,723,332
Class R1	—	150,058
Class R2	800,519	899,295
Class R3	1,033,659	858,081
Class R4	1,346,316	1,154,502
Class R6	252,943,546	209,201,613
Total	$293,003,116	$245,003,054
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its
30

Notes to Financial Statements (unaudited) - continued
management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $1,005,966, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $22,377 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 840,376
Class B	0.75%	0.25%	1.00%	1.00%	3,223
Class C	0.75%	0.25%	1.00%	1.00%	60,409
Class R1	0.75%	0.25%	1.00%	1.00%	13,025
Class R2	0.25%	0.25%	0.50%	0.50%	164,544
Class R3	—	0.25%	0.25%	0.25%	82,129
Total Distribution and Service Fees					$1,163,706
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 29, 2024, this rebate amounted to $13 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
31

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$1,764
Class B	35
Class C	297
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $62,108, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,380,976.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0039% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short-term obligations, aggregated $767,313,397 and $1,319,240,284, respectively.
32

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,565,042	$33,446,212	6,396,801	$124,478,448
Class B	1	36	3	76
Class C	33,881	674,784	183,267	3,338,382
Class I	8,004,049	177,772,112	25,573,130	541,158,028
Class R1	13,665	264,907	479,069	8,839,234
Class R2	268,126	5,528,443	647,573	12,884,738
Class R3	302,515	6,411,132	892,196	18,213,518
Class R4	296,829	6,324,349	675,065	13,929,872
Class R6	10,980,378	232,816,828	56,730,878	1,172,648,568
	21,464,486	$463,238,803	91,577,982	$1,895,490,864
Shares issued to shareholders in reinvestment of distributions
Class A	438,370	$9,578,375	410,746	$8,223,125
Class B	137	2,909	162	3,155
Class C	4,513	92,703	4,338	81,769
Class I	1,025,842	23,266,096	1,056,819	21,950,138
Class R1	—	—	8,209	150,058
Class R2	37,753	795,835	46,525	898,869
Class R3	47,855	1,033,659	43,330	857,936
Class R4	60,433	1,322,270	56,594	1,134,152
Class R6	10,975,455	237,947,868	9,869,794	196,112,812
	12,590,358	$274,039,715	11,496,517	$229,412,014
Shares reacquired
Class A	(2,975,530)	$(63,620,388)	(8,511,065)	$(166,951,527)
Class B	(8,343)	(169,989)	(23,605)	(459,289)
Class C	(67,815)	(1,335,471)	(170,249)	(3,241,266)
Class I	(14,861,315)	(331,024,084)	(31,164,073)	(655,756,261)
Class R1	(510,929)	(9,736,626)	(133,125)	(2,544,322)
Class R2	(987,372)	(20,028,432)	(1,050,213)	(21,017,261)
Class R3	(506,137)	(10,756,085)	(824,446)	(16,935,591)
Class R4	(275,209)	(5,978,814)	(883,191)	(18,191,865)
Class R6	(31,003,977)	(662,987,905)	(46,034,729)	(918,395,332)
	(51,196,627)	$(1,105,637,794)	(88,794,696)	$(1,803,492,714)
33

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(972,118)	$(20,595,801)	(1,703,518)	$(34,249,954)
Class B	(8,205)	(167,044)	(23,440)	(456,058)
Class C	(29,421)	(567,984)	17,356	178,885
Class I	(5,831,424)	(129,985,876)	(4,534,124)	(92,648,095)
Class R1	(497,264)	(9,471,719)	354,153	6,444,970
Class R2	(681,493)	(13,704,154)	(356,115)	(7,233,654)
Class R3	(155,767)	(3,311,294)	111,080	2,135,863
Class R4	82,053	1,667,805	(151,532)	(3,127,841)
Class R6	(9,048,144)	(192,223,209)	20,565,943	450,366,048
	(17,141,783)	$(368,359,276)	14,279,803	$321,410,164
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 64%, 3%,  2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.  Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
34

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $39,732 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,409,375	$743,661,000	$741,332,281	$2,920	$(4,845)	$50,736,169

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,536,500	$—
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
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Semiannual Report
February 29, 2024
MFS®  Core Equity Fund
RGI-SEM

MFS® Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.5%
Amazon.com, Inc.	4.0%
Apple, Inc.	3.5%
Alphabet, Inc., “A”	3.3%
NVIDIA Corp.	3.0%
Meta Platforms, Inc., “A”	2.6%
Visa, Inc., “A”	1.8%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.6%
Exxon Mobil Corp.	1.5%
Global equity sectors (k)
Technology	35.2%
Financial Services	14.0%
Health Care	13.1%
Consumer Cyclicals	12.6%
Capital Goods	12.3%
Energy	6.3%
Consumer Staples	4.0%
Telecommunications/Cable Television (s)	1.6%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	0.90%	$1,000.00	$1,141.86	$4.79
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
B	Actual	1.64%	$1,000.00	$1,137.63	$8.72
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
C	Actual	1.64%	$1,000.00	$1,137.45	$8.72
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
I	Actual	0.65%	$1,000.00	$1,143.35	$3.46
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R1	Actual	1.64%	$1,000.00	$1,137.45	$8.72
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
R2	Actual	1.13%	$1,000.00	$1,140.50	$6.01
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
R3	Actual	0.90%	$1,000.00	$1,141.73	$4.79
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
R4	Actual	0.65%	$1,000.00	$1,143.15	$3.46
	Hypothetical (h)	0.65%	$1,000.00	$1,021.63	$3.27
R6	Actual	0.55%	$1,000.00	$1,143.65	$2.93
	Hypothetical (h)	0.55%	$1,000.00	$1,022.13	$2.77
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class R2 shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.2%
Boeing Co. (a)	155,587	$31,696,184
General Dynamics Corp.	80,786	22,074,774
Honeywell International, Inc.	181,224	36,014,646
Howmet Aerospace, Inc.	278,471	18,532,245
Leidos Holdings, Inc.	309,740	39,603,356
		$147,921,205
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	81,396	$20,228,534
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	252,704	$26,263,527
PVH Corp.	62,009	8,474,770
VF Corp.	383,099	6,259,837
		$40,998,134
Automotive – 0.4%
Aptiv PLC (a)	309,006	$24,562,887
Rivian Automotive, Inc., “A” (a)(l)	236,103	2,672,686
		$27,235,573
Broadcasting – 0.9%
Omnicom Group, Inc.	125,649	$11,106,115
Walt Disney Co.	421,790	47,063,328
		$58,169,443
Brokerage & Asset Managers – 2.0%
Cboe Global Markets, Inc.	40,386	$7,754,112
Charles Schwab Corp.	372,144	24,851,776
CME Group, Inc.	112,185	24,719,965
KKR & Co., Inc.	417,353	41,009,106
Raymond James Financial, Inc.	172,848	20,797,071
TPG, Inc.	298,487	13,237,899
		$132,369,929
Business Services – 3.8%
Accenture PLC, “A”	35,809	$13,420,497
Fidelity National Information Services, Inc.	183,568	12,701,070
Fiserv, Inc. (a)	136,193	20,329,529
Insperity, Inc.	410,533	41,788,154
Morningstar, Inc.	100,813	30,101,754

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
TransUnion	649,817	$50,445,294
TriNet Group, Inc.	319,741	40,930,045
Tyler Technologies, Inc. (a)	46,983	20,538,148
Verisk Analytics, Inc., “A”	88,591	21,430,163
WNS (Holdings) Ltd., ADR (a)	92,350	5,328,595
		$257,013,249
Cable TV – 0.3%
Cable One, Inc.	48,133	$21,948,648
Chemicals – 0.3%
Eastman Chemical Co.	247,569	$21,721,704
Computer Software – 11.7%
Autodesk, Inc. (a)	65,949	$17,026,053
Cadence Design Systems, Inc. (a)	264,597	80,538,035
Check Point Software Technologies Ltd. (a)	63,797	10,234,315
Datadog, Inc., “A” (a)	98,787	12,986,539
Dun & Bradstreet Holdings, Inc.	6,645,976	70,048,587
Flywire Corp. (a)	343,658	9,756,451
Microsoft Corp. (s)	1,224,769	506,613,449
Salesforce, Inc.	269,153	83,119,829
		$790,323,258
Computer Software - Systems – 5.5%
Apple, Inc. (s)	1,316,532	$237,963,159
Block, Inc., “A” (a)	160,832	12,781,319
Guidewire Software, Inc. (a)	170,337	20,328,018
HubSpot, Inc. (a)	27,383	16,944,874
Rapid7, Inc. (a)	347,460	20,354,207
ServiceNow, Inc. (a)	65,638	50,629,215
Zebra Technologies Corp., “A” (a)	43,779	12,235,355
		$371,236,147
Construction – 1.5%
AZEK Co., Inc. (a)	282,412	$13,586,842
Masco Corp.	279,725	21,471,691
Sherwin-Williams Co.	61,477	20,412,208
Summit Materials, Inc., “A” (a)	651,152	27,810,702
Vulcan Materials Co.	56,345	14,979,318
		$98,260,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Colgate-Palmolive Co.	296,757	$25,675,416
e.l.f. Beauty, Inc. (a)	59,388	12,384,180
International Flavors & Fragrances, Inc.	158,249	11,947,799
Kenvue, Inc.	1,364,740	25,930,060
Procter & Gamble Co.	163,219	25,942,028
		$101,879,483
Consumer Services – 0.9%
Booking Holdings, Inc.	14,712	$51,033,427
Grand Canyon Education, Inc. (a)	69,037	9,306,188
		$60,339,615
Containers – 0.1%
Crown Holdings, Inc.	111,115	$8,513,631
Electrical Equipment – 1.7%
AMETEK, Inc.	170,824	$30,779,069
Amphenol Corp., “A”	220,171	24,051,480
Emerson Electric Co.	168,832	18,039,699
Johnson Controls International PLC	252,071	14,940,248
nVent Electric PLC	196,038	13,197,278
TE Connectivity Ltd.	95,477	13,706,678
		$114,714,452
Electronics – 7.6%
Analog Devices, Inc.	250,064	$47,967,276
Applied Materials, Inc.	291,705	58,813,562
Lam Research Corp.	74,332	69,741,999
Marvell Technology, Inc.	986,775	70,712,297
Monolithic Power Systems, Inc.	32,703	23,547,468
NVIDIA Corp.	256,061	202,574,978
NXP Semiconductors N.V.	157,152	39,245,569
		$512,603,149
Energy - Independent – 1.9%
Chesapeake Energy Corp.	153,815	$12,732,806
ConocoPhillips	458,498	51,599,365
Diamondback Energy, Inc.	114,045	20,815,493
Permian Resources Corp.	720,827	11,216,068
Phillips 66	119,245	16,993,605
Valero Energy Corp.	93,908	13,284,226
		$126,641,563
Energy - Integrated – 1.5%
Exxon Mobil Corp. (s)	991,035	$103,582,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.6%
APi Group, Inc. (a)	324,731	$11,381,822
Jacobs Solutions, Inc.	178,407	26,163,386
		$37,545,208
Entertainment – 0.5%
Spotify Technology S.A. (a)	104,478	$26,789,204
Vivid Seats, Inc., “A” (a)	830,412	4,999,080
		$31,788,284
Food & Beverages – 2.1%
Coca-Cola Europacific Partners PLC	360,928	$24,770,488
Mondelez International, Inc.	552,774	40,391,196
Monster Worldwide, Inc. (a)	485,028	28,665,155
PepsiCo, Inc.	308,458	51,000,446
		$144,827,285
Gaming & Lodging – 0.8%
DraftKings, Inc. (a)	190,611	$8,257,269
International Game Technology PLC	261,430	7,103,053
Las Vegas Sands Corp.	139,311	7,595,236
Marriott International, Inc., “A”	117,183	29,280,516
		$52,236,074
General Merchandise – 0.4%
Dollar General Corp.	167,026	$24,270,548
Health Maintenance Organizations – 1.3%
Cigna Group	258,486	$86,887,484
Insurance – 3.8%
Aon PLC	171,441	$54,173,642
Arthur J. Gallagher & Co.	160,561	39,165,645
Assurant, Inc.	65,575	11,898,584
Chubb Ltd.	201,019	50,590,452
Corebridge Financial, Inc.	633,469	15,729,035
Hanover Insurance Group, Inc.	64,422	8,469,560
Hartford Financial Services Group, Inc.	232,141	22,248,393
MetLife, Inc.	199,286	13,898,206
Voya Financial, Inc.	214,743	14,679,831
Willis Towers Watson PLC	87,009	23,719,523
		$254,572,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.2%
Alphabet, Inc., “A” (a)(s)	1,591,830	$220,404,782
Gartner, Inc. (a)	52,189	24,297,111
Meta Platforms, Inc., “A”	352,664	172,851,206
		$417,553,099
Leisure & Toys – 0.6%
Electronic Arts, Inc.	160,874	$22,438,706
Hasbro, Inc.	140,297	7,055,536
Take-Two Interactive Software, Inc. (a)	97,107	14,267,931
		$43,762,173
Machinery & Tools – 2.5%
AGCO Corp.	176,286	$19,338,574
Eaton Corp. PLC	206,857	59,781,673
Flowserve Corp.	158,875	6,723,590
Ingersoll Rand, Inc.	226,602	20,695,560
PACCAR, Inc.	186,975	20,733,658
Regal Rexnord Corp.	83,059	14,243,788
Wabtec Corp.	180,893	25,558,372
		$167,075,215
Major Banks – 3.2%
JPMorgan Chase & Co.	589,500	$109,682,370
Morgan Stanley	373,085	32,100,233
PNC Financial Services Group, Inc.	246,724	36,317,773
Wells Fargo & Co.	669,322	37,207,610
		$215,307,986
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	293,367	$21,826,505
ICON PLC (a)	84,636	27,135,994
McKesson Corp.	87,462	45,603,561
Veeva Systems, Inc. (a)	118,297	26,677,157
		$121,243,217
Medical Equipment – 4.0%
Agilent Technologies, Inc.	176,030	$24,179,481
Becton, Dickinson and Co.	228,121	53,733,902
Boston Scientific Corp. (a)	919,481	60,878,837
Envista Holdings Corp. (a)	270,283	5,581,344
Maravai Lifesciences Holdings, Inc., “A” (a)	988,903	7,644,220
Masimo Corp. (a)	109,475	14,071,917
Medtronic PLC	708,229	59,037,969
QuidelOrtho Corp. (a)	197,654	9,013,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	139,595	$32,513,071
		$266,653,763
Natural Gas - Distribution – 0.3%
Southwest Gas Holdings, Inc.	311,008	$21,195,195
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	82,763	$12,844,818
Targa Resources Corp.	125,802	12,358,788
		$25,203,606
Network & Telecom – 0.3%
Motorola Solutions, Inc.	62,638	$20,694,969
Oil Services – 0.4%
Schlumberger Ltd.	333,086	$16,098,046
TechnipFMC PLC	524,462	11,375,581
		$27,473,627
Other Banks & Diversified Financials – 3.4%
American Express Co.	134,165	$29,438,484
Discover Financial Services	99,743	12,038,980
First Interstate BancSystem, Inc.	248,314	6,535,625
M&T Bank Corp.	95,555	13,352,856
Moody's Corp.	73,753	27,983,363
Northern Trust Corp.	121,620	9,988,651
Pacific Premier Bancorp, Inc.	182,176	4,164,543
United Community Bank, Inc.	233,088	6,062,619
Visa, Inc., “A”	431,272	121,894,718
		$231,459,839
Pharmaceuticals – 6.1%
AbbVie, Inc.	480,218	$84,542,379
Eli Lilly & Co.	140,367	105,791,800
Johnson & Johnson	529,659	85,476,369
Pfizer, Inc.	1,905,014	50,597,172
Vertex Pharmaceuticals, Inc. (a)	132,350	55,684,939
Zoetis, Inc.	137,217	27,214,248
		$409,306,907
Pollution Control – 0.6%
GFL Environmental, Inc.	1,046,288	$37,750,071
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	504,502	$42,887,715

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.6%
Broadstone Net Lease, Inc., REIT	732,782	$10,925,779
Douglas Emmett, Inc., REIT	620,612	8,204,491
Extra Space Storage, Inc., REIT	90,138	12,706,754
Federal Realty Investment Trust, REIT	280,682	28,306,780
Jones Lang LaSalle, Inc. (a)	45,932	8,738,104
Prologis, Inc., REIT	50,655	6,750,792
Sun Communities, Inc., REIT	133,567	17,865,922
W.P. Carey, Inc., REIT	222,211	12,517,145
		$106,015,767
Restaurants – 1.2%
Starbucks Corp.	685,575	$65,061,068
Wingstop, Inc.	48,422	16,998,543
		$82,059,611
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	74,986	$17,549,723
Corteva, Inc.	334,509	17,902,922
DuPont de Nemours, Inc.	236,152	16,339,357
Linde PLC	70,478	31,631,936
		$83,423,938
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	1,532,653	$270,911,744
Burlington Stores, Inc. (a)	60,422	12,392,552
Home Depot, Inc.	243,544	92,695,282
Ross Stores, Inc.	198,693	29,597,309
Target Corp.	333,095	50,936,888
		$456,533,775
Telecommunications - Wireless – 1.3%
Liberty Broadband Corp. (a)	327,897	$19,732,842
SBA Communications Corp., REIT	115,501	24,166,274
T-Mobile USA, Inc.	252,554	41,242,068
		$85,141,184
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	1,604,150	$4,764,326
Trucking – 0.6%
J.B. Hunt Transport Services, Inc.	86,065	$17,756,070
Saia, Inc. (a)	45,419	26,134,093
		$43,890,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.8%
Constellation Energy	95,738	$16,127,066
Dominion Energy, Inc.	105,369	5,039,799
Duke Energy Corp.	175,864	16,149,591
Exelon Corp.	287,209	10,293,571
NextEra Energy, Inc.	412,251	22,752,133
PG&E Corp.	1,871,853	31,241,227
Southern Co.	100,119	6,733,003
Xcel Energy, Inc.	208,776	11,000,407
		$119,336,797
Total Common Stocks (Identified Cost, $4,318,474,646)		$6,676,562,153
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $37,640,009)	37,637,591	$37,637,591
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT (Proceeds Received, $3,678,192)	(44,300)	$(4,870,342)

Other Assets, Less Liabilities – 0.3%		17,665,950
Net Assets – 100.0%		$6,726,995,352

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,637,591 and $6,676,562,153, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At February 29, 2024, the fund had liquid securities with an aggregate value of $19,432,696 to cover any collateral or margin obligations for securities sold short.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,405,409 of securities on loan (identified cost, $4,318,474,646)	$6,676,562,153
Investments in affiliated issuers, at value (identified cost, $37,640,009)	37,637,591
Receivables for
Investments sold	41,216,167
Fund shares sold	7,402,679
Interest and dividends	8,583,874
Other assets	81,997
Total assets	$6,771,484,461
Liabilities
Payable to custodian	$938
Payables for
Securities sold short, at value (proceeds received, $3,678,192)	4,870,342
Investments purchased	30,862,152
Fund shares reacquired	7,119,751
Payable to affiliates
Investment adviser	185,092
Administrative services fee	3,368
Shareholder servicing costs	1,230,318
Distribution and service fees	43,650
Payable for independent Trustees' compensation	16,527
Accrued expenses and other liabilities	156,971
Total liabilities	$44,489,109
Net assets	$6,726,995,352
Net assets consist of
Paid-in capital	$4,212,459,474
Total distributable earnings (loss)	2,514,535,878
Net assets	$6,726,995,352
Shares of beneficial interest outstanding	133,463,085

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,633,918,768	54,261,730	$48.54
Class B	10,369,521	255,893	40.52
Class C	105,465,163	2,655,025	39.72
Class I	1,767,467,505	33,860,574	52.20
Class R1	6,929,899	174,406	39.73
Class R2	20,463,652	435,230	47.02
Class R3	68,075,510	1,406,799	48.39
Class R4	42,599,839	866,465	49.17
Class R6	2,071,705,495	39,546,963	52.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $51.50 [100 / 94.25 x $48.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$44,296,855
Dividends from affiliated issuers	1,184,344
Other	230,124
Income on securities loaned	5,961
Foreign taxes withheld	(72,348)
Total investment income	$45,644,936
Expenses
Management fee	$16,050,002
Distribution and service fees	3,682,743
Shareholder servicing costs	2,272,141
Administrative services fee	305,292
Independent Trustees' compensation	49,907
Custodian fee	72,108
Shareholder communications	155,332
Audit and tax fees	34,439
Legal fees	15,483
Dividend and interest expense on securities sold short	275,068
Interest expense and fees	14,915
Miscellaneous	139,777
Total expenses	$23,067,207
Reduction of expenses by investment adviser and distributor	(397,270)
Net expenses	$22,669,937
Net investment income (loss)	$22,974,999
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$148,547,173
Affiliated issuers	(10,199)
Foreign currency	(2,408)
Net realized gain (loss)	$148,534,566
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$681,254,402
Affiliated issuers	(9,398)
Securities sold short	(418,192)
Net unrealized gain (loss)	$680,826,812
Net realized and unrealized gain (loss)	$829,361,378
Change in net assets from operations	$852,336,377
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$22,974,999	$44,941,994
Net realized gain (loss)	148,534,566	110,643,241
Net unrealized gain (loss)	680,826,812	572,097,194
Change in net assets from operations	$852,336,377	$727,682,429
Total distributions to shareholders	$(159,486,064)	$(203,307,193)
Change in net assets from fund share transactions	$(109,923,033)	$34,580,179
Total change in net assets	$582,927,280	$558,955,415
Net assets
At beginning of period	6,144,068,072	5,585,112,657
At end of period	$6,726,995,352	$6,144,068,072
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$43.63	$40.07	$49.38	$38.41	$32.45	$34.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.15	$0.09	$0.19	$0.20
Net realized and unrealized gain (loss)	5.93	4.76	(6.00)	11.50	6.41	1.05
Total from investment operations	$6.06	$5.01	$(5.85)	$11.59	$6.60	$1.25
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.15)	$(0.08)	$(0.15)	$(0.15)	$(0.16)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.15)	$(1.45)	$(3.46)	$(0.62)	$(0.64)	$(2.98)
Net asset value, end of period (x)	$48.54	$43.63	$40.07	$49.38	$38.41	$32.45
Total return (%) (r)(s)(t)(x)	14.16(n)	12.97	(12.87)	30.57	20.59	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.92	0.92	0.94	0.97	1.00
Expenses after expense reductions	0.90(a)	0.90	0.91	0.92	0.96	0.98
Net investment income (loss)	0.59(a)	0.63	0.35	0.22	0.56	0.65
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$2,633,919	$2,356,842	$2,156,741	$2,462,032	$1,960,597	$1,373,524
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.89(a)	0.89	0.89	0.90	0.93	0.96
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$36.52	$33.87	$42.49	$33.24	$28.23	$30.19
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.16)	$(0.19)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	4.96	3.99	(5.07)	9.91	5.55	0.89
Total from investment operations	$4.93	$3.95	$(5.23)	$9.72	$5.50	$0.86
Less distributions declared to shareholders
From net investment income	$(0.07)	$—	$—	$—	$—	$—
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(0.93)	$(1.30)	$(3.39)	$(0.47)	$(0.49)	$(2.82)
Net asset value, end of period (x)	$40.52	$36.52	$33.87	$42.49	$33.24	$28.23
Total return (%) (r)(s)(t)(x)	13.73(n)	12.14	(13.52)	29.58	19.69	4.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.67	1.67	1.69	1.72	1.75
Expenses after expense reductions	1.64(a)	1.65	1.66	1.67	1.71	1.73
Net investment income (loss)	(0.17)(a)	(0.13)	(0.42)	(0.53)	(0.18)	(0.11)
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$10,370	$11,587	$15,456	$24,861	$25,018	$22,759
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.64(a)	1.64	1.64	1.65	1.68	1.71
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$35.88	$33.30	$41.83	$32.72	$27.86	$29.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.15)	$(0.19)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	4.86	3.92	(4.99)	9.77	5.46	0.87
Total from investment operations	$4.83	$3.88	$(5.14)	$9.58	$5.41	$0.84
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$—	$—	$(0.06)	$—
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(0.99)	$(1.30)	$(3.39)	$(0.47)	$(0.55)	$(2.82)
Net asset value, end of period (x)	$39.72	$35.88	$33.30	$41.83	$32.72	$27.86
Total return (%) (r)(s)(t)(x)	13.72(n)	12.14	(13.51)	29.62	19.66	4.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.67	1.67	1.69	1.72	1.75
Expenses after expense reductions	1.64(a)	1.65	1.66	1.67	1.71	1.74
Net investment income (loss)	(0.16)(a)	(0.12)	(0.41)	(0.53)	(0.18)	(0.10)
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$105,465	$99,365	$105,731	$140,242	$128,709	$72,093
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.64(a)	1.64	1.64	1.65	1.69	1.71
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$46.84	$42.90	$52.62	$40.87	$34.47	$36.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.38	$0.29	$0.22	$0.29	$0.30
Net realized and unrealized gain (loss)	6.38	5.11	(6.44)	12.24	6.82	1.11
Total from investment operations	$6.58	$5.49	$(6.15)	$12.46	$7.11	$1.41
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.25)	$(0.18)	$(0.24)	$(0.22)	$(0.24)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.22)	$(1.55)	$(3.57)	$(0.71)	$(0.71)	$(3.06)
Net asset value, end of period (x)	$52.20	$46.84	$42.90	$52.62	$40.87	$34.47
Total return (%) (r)(s)(t)(x)	14.31(n)	13.27	(12.67)	30.91	20.89	5.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66(a)	0.67	0.68	0.68	0.72	0.75
Expenses after expense reductions	0.65(a)	0.65	0.66	0.67	0.71	0.74
Net investment income (loss)	0.84(a)	0.88	0.60	0.47	0.81	0.90
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$1,767,468	$1,599,892	$1,405,183	$1,416,134	$841,296	$467,860
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.64(a)	0.64	0.64	0.65	0.69	0.72
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$35.90	$33.35	$41.89	$32.77	$27.84	$29.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.15)	$(0.19)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss)	4.86	3.93	(5.00)	9.78	5.48	0.87
Total from investment operations	$4.83	$3.89	$(5.15)	$9.59	$5.42	$0.84
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.04)	$—	$—	$—	$—
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.00)	$(1.34)	$(3.39)	$(0.47)	$(0.49)	$(2.82)
Net asset value, end of period (x)	$39.73	$35.90	$33.35	$41.89	$32.77	$27.84
Total return (%) (r)(s)(t)(x)	13.72(n)	12.15	(13.52)	29.60	19.68	4.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66(a)	1.66	1.68	1.69	1.72	1.75
Expenses after expense reductions	1.64(a)	1.65	1.66	1.67	1.71	1.74
Net investment income (loss)	(0.16)(a)	(0.12)	(0.41)	(0.53)	(0.20)	(0.11)
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$6,930	$6,437	$2,974	$3,791	$3,816	$3,186
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.63(a)	1.64	1.64	1.65	1.69	1.71
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$42.28	$38.87	$48.04	$37.40	$31.61	$33.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.05	$(0.01)	$0.10	$0.12
Net realized and unrealized gain (loss)	5.75	4.62	(5.83)	11.20	6.24	1.02
Total from investment operations	$5.82	$4.77	$(5.78)	$11.19	$6.34	$1.14
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.06)	$—	$(0.08)	$(0.06)	$(0.04)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.08)	$(1.36)	$(3.39)	$(0.55)	$(0.55)	$(2.86)
Net asset value, end of period (x)	$47.02	$42.28	$38.87	$48.04	$37.40	$31.61
Total return (%) (r)(s)(t)(x)	14.03(n)	12.73	(13.08)	30.27	20.28	4.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.17	1.18	1.19	1.22	1.25
Expenses after expense reductions	1.13(a)	1.14	1.15	1.16	1.20	1.23
Net investment income (loss)	0.35(a)	0.39	0.11	(0.02)	0.31	0.39
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$20,464	$19,553	$18,825	$21,214	$17,335	$13,416
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.12(a)	1.13	1.13	1.14	1.17	1.20
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$43.50	$39.94	$49.22	$38.29	$32.36	$34.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.15	$0.09	$0.19	$0.20
Net realized and unrealized gain (loss)	5.91	4.75	(5.98)	11.47	6.38	1.04
Total from investment operations	$6.04	$5.00	$(5.83)	$11.56	$6.57	$1.24
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.14)	$(0.06)	$(0.16)	$(0.15)	$(0.17)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.15)	$(1.44)	$(3.45)	$(0.63)	$(0.64)	$(2.99)
Net asset value, end of period (x)	$48.39	$43.50	$39.94	$49.22	$38.29	$32.36
Total return (%) (r)(s)(t)(x)	14.15(n)	12.99	(12.87)	30.59	20.56	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.92	0.92	0.94	0.97	1.00
Expenses after expense reductions	0.90(a)	0.90	0.91	0.92	0.96	0.99
Net investment income (loss)	0.59(a)	0.63	0.34	0.22	0.56	0.64
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$68,076	$63,678	$60,662	$77,453	$63,347	$42,199
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.89(a)	0.89	0.89	0.90	0.94	0.96
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$44.19	$40.56	$49.93	$38.81	$32.76	$34.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.27	$0.20	$0.27	$0.28
Net realized and unrealized gain (loss)	6.01	4.82	(6.08)	11.63	6.48	1.05
Total from investment operations	$6.20	$5.18	$(5.81)	$11.83	$6.75	$1.33
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.25)	$(0.17)	$(0.24)	$(0.21)	$(0.23)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.22)	$(1.55)	$(3.56)	$(0.71)	$(0.70)	$(3.05)
Net asset value, end of period (x)	$49.17	$44.19	$40.56	$49.93	$38.81	$32.76
Total return (%) (r)(s)(t)(x)	14.31(n)	13.28	(12.67)	30.92	20.88	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66(a)	0.67	0.67	0.69	0.72	0.75
Expenses after expense reductions	0.65(a)	0.65	0.66	0.67	0.71	0.74
Net investment income (loss)	0.84(a)	0.88	0.60	0.47	0.80	0.89
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$42,600	$39,499	$36,425	$42,883	$35,770	$29,218
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.64(a)	0.64	0.64	0.65	0.69	0.71
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$47.01	$43.06	$52.78	$40.98	$34.55	$36.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.42	$0.33	$0.25	$0.32	$0.32
Net realized and unrealized gain (loss)	6.41	5.12	(6.45)	12.29	6.83	1.13
Total from investment operations	$6.63	$5.54	$(6.12)	$12.54	$7.15	$1.45
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.29)	$(0.22)	$(0.27)	$(0.23)	$(0.26)
From net realized gain	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)	(2.82)
Total distributions declared to shareholders	$(1.25)	$(1.59)	$(3.60)	$(0.74)	$(0.72)	$(3.08)
Net asset value, end of period (x)	$52.39	$47.01	$43.06	$52.78	$40.98	$34.55
Total return (%) (r)(s)(t)(x)	14.36(n)	13.36	(12.57)	31.03	20.98	5.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.58	0.59	0.60	0.64	0.67
Expenses after expense reductions	0.55(a)	0.56	0.57	0.59	0.63	0.66
Net investment income (loss)	0.93(a)	0.97	0.69	0.56	0.89	0.98
Portfolio turnover	15(n)	35	25	38	46	39
Net assets at end of period (000 omitted)	$2,071,705	$1,947,215	$1,783,116	$1,905,417	$1,303,858	$783,340
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.55(a)	0.55	0.55	0.57	0.60	0.63

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or

Notes to Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,676,562,153	$—	$—	$6,676,562,153
Mutual Funds	37,637,591	—	—	37,637,591
Total	$6,714,199,744	$—	$—	$6,714,199,744
Securities Sold Short	$(4,870,342)	$—	$—	$(4,870,342)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 29, 2024, this expense amounted to $275,068.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to

Notes to Financial Statements (unaudited) - continued
purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,405,409. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of  $2,466,508 held by the custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Ordinary income (including any short-term capital gains)	$28,501,504
Long-term capital gains	174,805,689
Total distributions	$203,307,193
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$4,370,588,554
Gross appreciation	2,490,386,730
Gross depreciation	(146,775,540)
Net unrealized appreciation (depreciation)	$2,343,611,190
As of 8/31/23
Undistributed ordinary income	44,780,196
Undistributed long-term capital gain	114,675,255
Other temporary differences	(1,386)
Net unrealized appreciation (depreciation)	1,662,231,500
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$61,914,228	$78,167,508
Class B	260,679	539,902
Class C	2,750,920	4,075,665
Class I	42,100,257	50,980,529
Class R1	181,824	241,291
Class R2	477,863	669,798
Class R3	1,634,823	2,119,841
Class R4	1,071,858	1,377,761
Class R6	49,093,612	65,134,898
Total	$159,486,064	$203,307,193
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $395,753, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $148,026 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) - continued
another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,974,480
Class B	0.75%	0.25%	1.00%	1.00%	52,295
Class C	0.75%	0.25%	1.00%	1.00%	496,606
Class R1	0.75%	0.25%	1.00%	1.00%	33,161
Class R2	0.25%	0.25%	0.50%	0.49%	47,523
Class R3	—	0.25%	0.25%	0.25%	78,678
Total Distribution and Service Fees					$3,682,743
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 29, 2024, this rebate amounted to $163, $3, $1, and $1,350 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$11,046
Class B	1,771
Class C	1,671
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $239,072, which equated to 0.0078% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,033,069.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0099% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $154 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $975 at February 29, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended February 29, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,566,970. The sales transactions resulted in net realized gains (losses) of $(979,161).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $115,744, which is included in “Other” income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short sales and short-term obligations, aggregated $916,956,510 and $1,154,865,680, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,134,102	$138,158,663	6,071,402	$244,339,466
Class B	5,510	194,343	3,134	109,426
Class C	295,753	10,591,775	403,705	13,299,230
Class I	4,920,770	232,792,842	12,008,652	512,907,421
Class R1	18,206	661,123	123,859	4,186,064
Class R2	33,846	1,458,916	90,998	3,582,159
Class R3	77,901	3,469,047	191,425	7,692,706
Class R4	62,001	2,794,900	131,121	5,318,461
Class R6	2,826,134	134,944,652	7,367,939	318,407,092
	11,374,223	$525,066,261	26,392,235	$1,109,842,025
Shares issued to shareholders in reinvestment of distributions
Class A	1,359,575	$59,957,265	1,954,844	$75,672,028
Class B	7,048	259,869	16,436	535,482
Class C	70,660	2,554,352	118,418	3,790,562
Class I	702,529	33,299,871	1,024,361	42,500,719
Class R1	10,056	181,824	7,533	241,291
Class R2	11,181	477,863	17,823	669,798
Class R3	37,189	1,634,823	54,932	2,119,841
Class R4	23,871	1,065,607	34,809	1,362,425
Class R6	1,016,500	48,344,717	1,540,429	64,097,237
	3,238,609	$147,776,191	4,769,585	$190,989,383

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,249,736)	$(188,391,139)	(7,838,379)	$(315,184,413)
Class B	(73,944)	(2,740,116)	(158,621)	(5,349,102)
Class C	(481,062)	(17,555,836)	(928,021)	(31,030,448)
Class I	(5,917,508)	(285,328,418)	(11,629,273)	(502,599,528)
Class R1	(28,131)	(1,062,588)	(41,260)	(1,393,725)
Class R2	(72,293)	(3,059,123)	(130,606)	(5,111,360)
Class R3	(172,314)	(7,658,899)	(301,209)	(12,242,337)
Class R4	(113,260)	(5,123,092)	(170,049)	(6,869,297)
Class R6	(5,716,902)	(271,846,274)	(8,901,208)	(386,471,019)
	(16,825,150)	$(782,765,485)	(30,098,626)	$(1,266,251,229)
Net change
Class A	243,941	$9,724,789	187,867	$4,827,081
Class B	(61,386)	(2,285,904)	(139,051)	(4,704,194)
Class C	(114,649)	(4,409,709)	(405,898)	(13,940,656)
Class I	(294,209)	(19,235,705)	1,403,740	52,808,612
Class R1	131	(219,641)	90,132	3,033,630
Class R2	(27,266)	(1,122,344)	(21,785)	(859,403)
Class R3	(57,224)	(2,555,029)	(54,852)	(2,429,790)
Class R4	(27,388)	(1,262,585)	(4,119)	(188,411)
Class R6	(1,874,268)	(88,556,905)	7,160	(3,966,690)
	(2,212,318)	$(109,923,033)	1,063,194	$34,580,179
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $14,915 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,189,690	$377,834,852	$395,367,354	$(10,199)	$(9,398)	$37,637,591

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,184,344	$—

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 29, 2024
MFS®  Technology Fund
SCT-SEM

MFS® Technology Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	12.2%
NVIDIA Corp.	11.0%
Meta Platforms, Inc., “A”	8.3%
Alphabet, Inc., “A”	7.8%
Broadcom, Inc.	4.9%
ServiceNow, Inc.	3.7%
Salesforce, Inc.	3.3%
Apple, Inc.	2.9%
Accenture PLC, “A”	2.8%
Advanced Micro Devices	2.7%
Top five industries
Electronics	26.6%
Computer Software	25.8%
Internet	18.7%
Computer Software - Systems	14.6%
Business Services	6.4%

(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of February 29, 2024.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2023 through February 29, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/23	Ending Account Value 2/29/24	Expenses Paid During Period (p) 9/01/23-2/29/24
A	Actual	1.13%	$1,000.00	$1,265.31	$6.36
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
B	Actual	1.88%	$1,000.00	$1,260.22	$10.56
	Hypothetical (h)	1.88%	$1,000.00	$1,015.51	$9.42
C	Actual	1.88%	$1,000.00	$1,260.28	$10.57
	Hypothetical (h)	1.88%	$1,000.00	$1,015.51	$9.42
I	Actual	0.88%	$1,000.00	$1,266.75	$4.96
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
R1	Actual	1.88%	$1,000.00	$1,260.68	$10.57
	Hypothetical (h)	1.88%	$1,000.00	$1,015.51	$9.42
R2	Actual	1.38%	$1,000.00	$1,263.46	$7.77
	Hypothetical (h)	1.38%	$1,000.00	$1,018.00	$6.92
R3	Actual	1.13%	$1,000.00	$1,265.12	$6.36
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
R4	Actual	0.88%	$1,000.00	$1,266.54	$4.96
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
R6	Actual	0.78%	$1,000.00	$1,267.43	$4.40
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Business Services – 6.4%
Accenture PLC, “A”	137,545	$51,549,115
Factset Research Systems, Inc.	24,127	11,160,668
FleetCor Technologies, Inc. (a)	29,932	8,359,110
MSCI, Inc.	18,259	10,242,751
Tyler Technologies, Inc. (a)	29,293	12,805,142
Verisk Analytics, Inc., “A”	97,215	23,516,308
		$117,633,094
Computer Software – 25.8%
Cadence Design Systems, Inc. (a)	121,790	$37,070,440
Dun & Bradstreet Holdings, Inc.	574,861	6,059,035
Intuit, Inc.	71,564	47,439,060
Microsoft Corp. (s)	545,558	225,664,611
Oracle Corp.	276,756	30,908,110
Palo Alto Networks, Inc. (a)	127,198	39,501,339
Salesforce, Inc.	198,906	61,426,151
Synopsys, Inc. (a)	32,420	18,600,327
Topicus.com, Inc. (a)	99,888	9,052,959
		$475,722,032
Computer Software - Systems – 14.6%
Apple, Inc.	294,711	$53,269,013
Arista Networks, Inc. (a)	44,510	12,353,305
Constellation Software, Inc.	8,476	23,597,711
Descartes Systems Group, Inc. (a)	198,000	17,161,508
Hitachi Ltd.	441,800	37,322,552
HubSpot, Inc. (a)	40,838	25,270,963
ServiceNow, Inc. (a)	87,649	67,607,180
Shopify, Inc. (a)	435,022	33,222,630
		$269,804,862
Consumer Services – 1.6%
Booking Holdings, Inc. (s)	8,455	$29,328,958
Electrical Equipment – 1.4%
Amphenol Corp., “A”	227,285	$24,828,613
Electronics – 26.6%
Advanced Micro Devices (a)	253,955	$48,893,957
Analog Devices, Inc.	41,697	7,998,318
ASML Holding N.V., ADR	5,667	5,393,171
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Broadcom, Inc.	70,107	$91,173,452
Intel Corp.	666,375	28,687,444
KLA Corp.	39,480	26,937,204
Lam Research Corp.	25,888	24,289,416
Marvell Technology, Inc.	548,951	39,337,829
NVIDIA Corp.	255,896	202,444,443
Onto Innovation, Inc. (a)	34,664	6,383,722
Taiwan Semiconductor Manufacturing Co. Ltd.	430,000	9,386,419
		$490,925,375
Insurance – 0.4%
Aon PLC	25,756	$8,138,638
Internet – 18.7%
Alphabet, Inc., “A” (a)(s)	1,040,296	$144,039,384
Gartner, Inc. (a)	60,792	28,302,324
Meta Platforms, Inc., “A”	313,686	153,746,919
Pinterest, Inc. (a)	525,191	19,274,510
		$345,363,137
Leisure & Toys – 0.8%
Take-Two Interactive Software, Inc. (a)	104,202	$15,310,400
Other Banks & Diversified Financials – 1.0%
Mastercard, Inc., “A” (s)	17,007	$8,074,243
S&P Global, Inc.	24,441	10,470,036
		$18,544,279
Specialty Stores – 1.1%
Amazon.com, Inc. (a)(s)	117,180	$20,712,737
Total Common Stocks (Identified Cost, $872,243,408)		$1,816,312,125

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	9,895	$0

5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.37% (v) (Identified Cost, $30,129,864)	30,131,532	$30,131,532

Other Assets, Less Liabilities – 0.0%		329,188
Net Assets – 100.0%		$1,846,772,845

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,131,532 and $1,816,312,125, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At February 29, 2024, the fund had cash collateral of $50,568 and other liquid securities with an aggregate value of $527,087 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 2/29/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $872,243,408)	$1,816,312,125
Investments in affiliated issuers, at value (identified cost, $30,129,864)	30,131,532
Deposits with brokers for
Securities sold short	50,568
Receivables for
Fund shares sold	2,037,480
Interest and dividends	752,458
Other assets	65,217
Total assets	$1,849,349,380
Liabilities
Payables for
Fund shares reacquired	$1,961,391
Payable to affiliates
Investment adviser	71,394
Administrative services fee	1,481
Shareholder servicing costs	432,729
Distribution and service fees	20,917
Payable for independent Trustees' compensation	3,992
Accrued expenses and other liabilities	84,631
Total liabilities	$2,576,535
Net assets	$1,846,772,845
Net assets consist of
Paid-in capital	$865,841,550
Total distributable earnings (loss)	980,931,295
Net assets	$1,846,772,845
Shares of beneficial interest outstanding	30,558,454
7

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$858,253,849	14,479,048	$59.28
Class B	18,182,294	412,459	44.08
Class C	113,507,928	2,584,291	43.92
Class I	439,077,751	6,577,949	66.75
Class R1	12,904,236	294,847	43.77
Class R2	29,627,007	549,427	53.92
Class R3	51,973,915	877,692	59.22
Class R4	20,768,406	323,834	64.13
Class R6	302,477,459	4,458,907	67.84

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $62.90 [100 / 94.25 x $59.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

Financial Statements
Statement of Operations
Six months ended 2/29/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,704,412
Dividends from affiliated issuers	790,078
Other	7,378
Income on securities loaned	342
Foreign taxes withheld	(35,444)
Total investment income	$4,466,766
Expenses
Management fee	$5,748,067
Distribution and service fees	1,674,810
Shareholder servicing costs	830,038
Administrative services fee	116,521
Independent Trustees' compensation	13,008
Custodian fee	38,751
Shareholder communications	33,865
Audit and tax fees	35,448
Legal fees	3,619
Miscellaneous	98,424
Total expenses	$8,592,551
Reduction of expenses by investment adviser and distributor	(101,151)
Net expenses	$8,491,400
Net investment income (loss)	$(4,024,634)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$48,516,173
Affiliated issuers	(1,188)
Foreign currency	3,491
Net realized gain (loss)	$48,518,476
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$344,010,410
Affiliated issuers	(3,577)
Net unrealized gain (loss)	$344,006,833
Net realized and unrealized gain (loss)	$392,525,309
Change in net assets from operations	$388,500,675
See Notes to Financial Statements
9

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23
Change in net assets
From operations
Net investment income (loss)	$(4,024,634)	$(5,833,203)
Net realized gain (loss)	48,518,476	165,976,384
Net unrealized gain (loss)	344,006,833	121,667,429
Change in net assets from operations	$388,500,675	$281,810,610
Total distributions to shareholders	$(158,884,885)	$(122,255,927)
Change in net assets from fund share transactions	$113,855,534	$(61,980,502)
Total change in net assets	$343,471,324	$97,574,181
Net assets
At beginning of period	1,503,301,521	1,405,727,340
At end of period	$1,846,772,845	$1,503,301,521
See Notes to Financial Statements
10

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$52.10	$46.91	$75.65	$64.90	$44.73	$45.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.22)	$(0.45)	$(0.57)	$(0.35)	$(0.27)
Net realized and unrealized gain (loss)	13.01	9.75	(19.94)	14.83	21.50	1.24
Total from investment operations	$12.86	$9.53	$(20.39)	$14.26	$21.15	$0.97
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$59.28	$52.10	$46.91	$75.65	$64.90	$44.73
Total return (%) (r)(s)(t)(x)	26.53(n)	23.49	(30.20)	22.97	48.23	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.15	1.14	1.12	1.18	1.19
Expenses after expense reductions	1.13(a)	1.14	1.13	1.11	1.16	1.18
Net investment income (loss)	(0.57)(a)	(0.49)	(0.76)	(0.85)	(0.71)	(0.64)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$858,254	$669,260	$572,702	$888,416	$745,157	$471,468
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.11	1.13	1.15
See Notes to Financial Statements
11

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$40.24	$37.55	$62.67	$54.73	$38.16	$39.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.26)	$(0.43)	$(0.73)	$(0.89)	$(0.61)	$(0.50)
Net realized and unrealized gain (loss)	9.78	7.46	(16.04)	12.34	18.16	1.00
Total from investment operations	$9.52	$7.03	$(16.77)	$11.45	$17.55	$0.50
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$44.08	$40.24	$37.55	$62.67	$54.73	$38.16
Total return (%) (r)(s)(t)(x)	26.02(n)	22.60	(30.73)	22.06	47.07	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.91	1.89	1.87	1.93	1.94
Expenses after expense reductions	1.88(a)	1.89	1.88	1.86	1.92	1.93
Net investment income (loss)	(1.31)(a)	(1.24)	(1.52)	(1.59)	(1.46)	(1.39)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$18,182	$18,987	$23,115	$44,390	$46,224	$41,017
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.86	1.88	1.90
See Notes to Financial Statements
12

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$40.11	$37.45	$62.52	$54.61	$38.07	$39.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.26)	$(0.43)	$(0.73)	$(0.88)	$(0.61)	$(0.50)
Net realized and unrealized gain (loss)	9.75	7.43	(15.99)	12.30	18.13	0.99
Total from investment operations	$9.49	$7.00	$(16.72)	$11.42	$17.52	$0.49
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$43.92	$40.11	$37.45	$62.52	$54.61	$38.07
Total return (%) (r)(s)(t)(x)	26.03(n)	22.58	(30.72)	22.06	47.11	2.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.90	1.89	1.87	1.93	1.94
Expenses after expense reductions	1.88(a)	1.89	1.88	1.86	1.92	1.93
Net investment income (loss)	(1.31)(a)	(1.24)	(1.52)	(1.59)	(1.46)	(1.40)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$113,508	$105,653	$112,241	$194,857	$183,286	$128,817
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.86	1.88	1.91
See Notes to Financial Statements
13

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$57.94	$51.52	$82.06	$69.94	$48.02	$48.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.12)	$(0.34)	$(0.43)	$(0.25)	$(0.18)
Net realized and unrealized gain (loss)	14.58	10.88	(21.85)	16.06	23.15	1.35
Total from investment operations	$14.49	$10.76	$(22.19)	$15.63	$22.90	$1.17
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$66.75	$57.94	$51.52	$82.06	$69.94	$48.02
Total return (%) (r)(s)(t)(x)	26.68(n)	23.79	(30.02)	23.28	48.57	3.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.91	0.89	0.87	0.93	0.94
Expenses after expense reductions	0.88(a)	0.89	0.88	0.86	0.92	0.93
Net investment income (loss)	(0.31)(a)	(0.24)	(0.52)	(0.59)	(0.46)	(0.40)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$439,078	$356,050	$356,867	$608,833	$561,531	$315,655
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	0.86	0.88	0.91
See Notes to Financial Statements
14

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$39.98	$37.35	$62.37	$54.49	$37.99	$39.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.26)	$(0.43)	$(0.72)	$(0.89)	$(0.62)	$(0.50)
Net realized and unrealized gain (loss)	9.73	7.40	(15.95)	12.28	18.10	0.99
Total from investment operations	$9.47	$6.97	$(16.67)	$11.39	$17.48	$0.49
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$43.77	$39.98	$37.35	$62.37	$54.49	$37.99
Total return (%) (r)(s)(t)(x)	26.07(n)	22.56	(30.72)	22.05	47.10	2.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.90	1.89	1.87	1.93	1.94
Expenses after expense reductions	1.88(a)	1.89	1.88	1.86	1.91	1.93
Net investment income (loss)	(1.32)(a)	(1.24)	(1.51)	(1.59)	(1.47)	(1.40)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$12,904	$10,366	$7,558	$10,498	$9,882	$5,715
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.86	1.88	1.91
See Notes to Financial Statements
15

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$47.93	$43.63	$71.12	$61.36	$42.45	$43.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.30)	$(0.56)	$(0.68)	$(0.45)	$(0.36)
Net realized and unrealized gain (loss)	11.87	8.94	(18.58)	13.95	20.34	1.15
Total from investment operations	$11.67	$8.64	$(19.14)	$13.27	$19.89	$0.79
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$53.92	$47.93	$43.63	$71.12	$61.36	$42.45
Total return (%) (r)(s)(t)(x)	26.35(n)	23.19	(30.38)	22.67	47.84	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40(a)	1.40	1.39	1.37	1.43	1.44
Expenses after expense reductions	1.38(a)	1.39	1.38	1.36	1.42	1.43
Net investment income (loss)	(0.82)(a)	(0.74)	(1.02)	(1.09)	(0.97)	(0.90)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$29,627	$22,942	$22,287	$37,797	$38,511	$29,339
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.36	1.38	1.41
See Notes to Financial Statements
16

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$52.06	$46.87	$75.60	$64.85	$44.71	$45.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.22)	$(0.46)	$(0.56)	$(0.35)	$(0.27)
Net realized and unrealized gain (loss)	12.99	9.75	(19.92)	14.82	21.47	1.24
Total from investment operations	$12.84	$9.53	$(20.38)	$14.26	$21.12	$0.97
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$59.22	$52.06	$46.87	$75.60	$64.85	$44.71
Total return (%) (r)(s)(t)(x)	26.51(n)	23.51	(30.21)	22.99	48.18	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.15	1.14	1.13	1.18	1.19
Expenses after expense reductions	1.13(a)	1.14	1.13	1.11	1.17	1.18
Net investment income (loss)	(0.56)(a)	(0.49)	(0.77)	(0.84)	(0.71)	(0.65)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$51,974	$55,707	$49,755	$96,784	$109,884	$80,242
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	1.11	1.13	1.16
See Notes to Financial Statements
17

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$55.88	$49.85	$79.68	$68.01	$46.72	$47.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.11)	$(0.33)	$(0.42)	$(0.24)	$(0.17)
Net realized and unrealized gain (loss)	14.02	10.48	(21.15)	15.60	22.51	1.31
Total from investment operations	$13.93	$10.37	$(21.48)	$15.18	$22.27	$1.14
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$64.13	$55.88	$49.85	$79.68	$68.01	$46.72
Total return (%) (r)(s)(t)(x)	26.65(n)	23.81	(30.03)	23.28	48.57	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.91	0.89	0.87	0.93	0.94
Expenses after expense reductions	0.88(a)	0.89	0.88	0.86	0.92	0.93
Net investment income (loss)	(0.31)(a)	(0.23)	(0.52)	(0.59)	(0.47)	(0.40)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$20,768	$17,097	$25,674	$47,324	$32,530	$25,310
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	0.85	0.89	0.91
See Notes to Financial Statements
18

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/29/24 (unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
Net asset value, beginning of period	$58.77	$52.14	$82.87	$70.54	$48.38	$49.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.07)	$(0.27)	$(0.37)	$(0.20)	$(0.13)
Net realized and unrealized gain (loss)	14.81	11.04	(22.11)	16.21	23.34	1.37
Total from investment operations	$14.75	$10.97	$(22.38)	$15.84	$23.14	$1.24
Less distributions declared to shareholders
From net realized gain	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)	$(1.89)
Net asset value, end of period (x)	$67.84	$58.77	$52.14	$82.87	$70.54	$48.38
Total return (%) (r)(s)(t)(x)	26.74(n)	23.92	(29.95)	23.39	48.71	3.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.79	0.78	0.84	0.84
Expenses after expense reductions	0.78(a)	0.80	0.77	0.77	0.82	0.83
Net investment income (loss)	(0.22)(a)	(0.14)	(0.41)	(0.50)	(0.37)	(0.30)
Portfolio turnover	8(n)	44	30	36	46	32
Net assets at end of period (000 omitted)	$302,477	$247,239	$235,529	$403,893	$316,404	$168,352
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	0.77	0.79	0.81

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
20

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the
21

Notes to Financial Statements (unaudited) - continued
fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,681,175,175	$—	$—	$1,681,175,175
Canada	83,034,808	0	—	83,034,808
Japan	37,322,552	—	—	37,322,552
Taiwan	9,386,419	—	—	9,386,419
Netherlands	5,393,171	—	—	5,393,171
Mutual Funds	30,131,532	—	—	30,131,532
Total	$1,846,443,657	$0	$—	$1,846,443,657
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any
22

Notes to Financial Statements (unaudited) - continued
premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the six months ended February 29, 2024, the fund did not enter into short sale transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund.  The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.  The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities.  In return, the lending agent assumes the fund's rights to the related collateral.  If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent.  Income from securities lending is separately reported in the Statement of Operations.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.  At February 29, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
23

Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/23
Long-term capital gains	$122,255,927
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/29/24
Cost of investments	$906,305,145
Gross appreciation	950,701,062
Gross depreciation	(10,562,550)
Net unrealized appreciation (depreciation)	$940,138,512
As of 8/31/23
Undistributed long-term capital gain	158,876,828
Late year ordinary loss deferral	(3,693,002)
Net unrealized appreciation (depreciation)	596,131,679
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
24

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/29/24	Year ended 8/31/23
Class A	$73,879,242	$51,623,165
Class B	2,336,196	2,466,860
Class C	13,791,501	12,088,461
Class I	34,516,934	27,364,310
Class R1	1,428,654	882,693
Class R2	2,750,922	2,055,032
Class R3	4,943,879	4,485,667
Class R4	1,670,862	2,209,428
Class R6	23,566,695	19,080,311
Total	$158,884,885	$122,255,927
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2024. For the six months ended February 29, 2024, this management fee reduction amounted to $101,099, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.72% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $58,050 for the six months ended February 29, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
25

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 895,098
Class B	0.75%	0.25%	1.00%	1.00%	87,888
Class C	0.75%	0.25%	1.00%	1.00%	515,831
Class R1	0.75%	0.25%	1.00%	1.00%	53,801
Class R2	0.25%	0.25%	0.50%	0.50%	61,845
Class R3	—	0.25%	0.25%	0.25%	60,347
Total Distribution and Service Fees					$1,674,810
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 29, 2024, this rebate amounted to $51 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2024, were as follows:
Amount
Class A	$3,068
Class B	3,369
Class C	2,318
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 29, 2024, the fee was $123,491, which equated to 0.0157% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service
26

Notes to Financial Statements (unaudited) - continued
providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $706,547.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 29, 2024 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2024, this reimbursement amounted to $6,102, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 29, 2024, purchases and sales of investments, other than short sales and short-term obligations, aggregated $129,506,374 and $183,623,685, respectively.
27

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,328,792	$71,206,965	1,564,162	$70,141,503
Class B	3,327	134,636	8,653	309,910
Class C	114,301	4,601,924	219,176	7,556,099
Class I	847,809	51,058,503	1,091,293	53,676,264
Class R1	38,888	1,587,898	65,744	2,319,126
Class R2	94,077	4,551,645	93,281	3,803,408
Class R3	193,968	10,517,584	283,342	12,971,380
Class R4	48,664	2,731,734	100,231	4,630,926
Class R6	659,928	40,328,372	1,011,824	50,667,739
	3,329,754	$186,719,261	4,437,706	$206,076,355
Shares issued to shareholders in reinvestment of distributions
Class A	1,417,549	$71,841,342	1,291,127	$50,057,003
Class B	61,552	2,323,571	81,038	2,440,061
Class C	355,772	13,384,132	386,365	11,594,810
Class I	554,577	31,633,089	577,895	24,872,602
Class R1	38,034	1,425,516	29,422	880,297
Class R2	59,583	2,748,583	57,431	2,052,015
Class R3	97,647	4,943,879	115,789	4,485,667
Class R4	27,555	1,510,277	45,901	1,904,879
Class R6	362,684	21,021,163	391,841	17,096,020
	2,974,953	$150,831,552	2,976,809	$115,383,354
Shares reacquired
Class A	(1,112,083)	$(59,258,252)	(2,218,748)	$(96,058,383)
Class B	(124,310)	(4,980,170)	(233,320)	(7,912,516)
Class C	(520,027)	(20,637,036)	(968,359)	(33,016,314)
Class I	(969,327)	(57,698,754)	(2,451,258)	(117,366,434)
Class R1	(41,314)	(1,669,479)	(38,274)	(1,328,502)
Class R2	(82,896)	(4,121,975)	(182,851)	(7,446,689)
Class R3	(484,036)	(25,165,298)	(390,506)	(17,425,123)
Class R4	(58,373)	(3,378,300)	(355,178)	(16,595,237)
Class R6	(770,461)	(46,786,015)	(1,713,995)	(86,291,013)
	(4,162,827)	$(223,695,279)	(8,552,489)	$(383,440,211)
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/29/24		Year ended 8/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	1,634,258	$83,790,055	636,541	$24,140,123
Class B	(59,431)	(2,521,963)	(143,629)	(5,162,545)
Class C	(49,954)	(2,650,980)	(362,818)	(13,865,405)
Class I	433,059	24,992,838	(782,070)	(38,817,568)
Class R1	35,608	1,343,935	56,892	1,870,921
Class R2	70,764	3,178,253	(32,139)	(1,591,266)
Class R3	(192,421)	(9,703,835)	8,625	31,924
Class R4	17,846	863,711	(209,046)	(10,059,432)
Class R6	252,151	14,563,520	(310,330)	(18,527,254)
	2,141,880	$113,855,534	(1,137,974)	$(61,980,502)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2024, the fund’s commitment fee and interest expense were $3,515 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
29

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,197,628	$89,212,230	$94,273,561	$(1,188)	$(3,577)	$30,131,532

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$790,078	$—
30

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
31

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 12, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 12, 2024

* Print name and title of each signing officer under his or her signature.